                                                                       [ARTWORK]

                                                FRANK RUSSELL INVESTMENT COMPANY


                              1997 ANNUAL REPORT


SPECIALTY FUNDS                                REAL ESTATE SECURITIES FUND

                                               EMERGING MARKETS FUND

                                               EQUITY FUND

                                               LIMITED VOLATILITY TAX FREE FUND

                                               MONEY MARKET FUND

                                               U.S. GOVERNMENT MONEY MARKET FUND

                                               TAX FREE MONEY MARKET FUND




                                               December 31, 1997


                                               [LOGO OF RUSSELL]

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 28 different investment portfolios. These financial statements report on seven Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                       Frank Russell Investment Company
                                Specialty Funds

                                 Annual Report

                               December 31, 1997






                               Table of Contents

                                                                            Page
  Letter to Our clients..................................................     1
  Real Estate Securities Fund............................................     2
  Emerging Markets Fund..................................................    12
  Equity T Fund..........................................................    28
  Limited Volatility Tax Free Fund.......................................    38
  Money Market Fund......................................................    52
  U.S. Government Money Market Fund......................................    60
  Tax Free Money Market Fund.............................................    66
  Notes to Financial Statements..........................................    78
  Report of Independent Accountants......................................    86
  Tax Information........................................................    87
  Manager, Money Managers and Service Providers..........................    88


Frank Russell Investment Company - Specialty Funds
Copyright (C) Frank Russell Company 1998. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

To Our Clients


Frank Russell Investment Company is pleased to present its 1997 Annual Report. This report covers information on seven of the Funds and represents the Funds' sixteenth year of operation.

During the past year we have continued our focus on the benefits of multi-manager, multi-style diversification in structuring the Funds. We remain committed to providing our clients with superior investment solutions across each of our multiple manager and style Funds. These efforts proved worthwhile in 1997 as our Funds, in general, provided solid returns as compared to their respective benchmarks and attracted many new investors, both creating significant growth in assets.

Frank Russell Investment Management Company continuously evaluates the Funds we offer our clients. Each of these Funds is carefully monitored by Russell's investment professionals to ensure that the most appropriate investment advisors and strategies are utilized within each Fund. The Advisors are monitored by the Frank Russell Investment Management Company, using the expertise and advice of the consulting group of Frank Russell Company.

During the past year, the Frank Russell Investment Company opened five new LifePoints Funds; Equity Balanced Strategy Fund, Aggressive Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund and Conservative Strategy Fund. The LifePoints Funds diversify their assets by investing in shares of six to eight Funds of the Frank Russell Investment Company, referred to as the Underlying Funds. Each LifePoints Fund has a different investment objective which it seeks to achieve by investing in different combinations of the Underlying Funds. We are excited to offer these new products which we believe will provide additional diversification and convenience through a built-in asset allocation strategy.

We look forward to having the opportunity to work with you over the upcoming year and continuing to earn your support by exceeding your expectations. Thank you for your continued confidence and investment with Frank Russell Investment Company.

Sincerely,

/s/ George F. Russell, Jr.               /s/ Lynn L. Anderson

George F. Russell, Jr.                   Lynn L. Anderson
Chairman                                 President and Chief Executive Officer
Frank Russell Company                    Frank Russell Investment Company

Real Estate Securities Fund

Portfolio Management Discussion

December 31, 1997 (Unaudited)

Objective: To achieve a high level of total return generated through above-average current income, while maintaining the potential for capital appreciation.

Invests in: Equity securities of companies in the real estate industry.

Strategy: The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of two managers with distinct approaches to investing in real estate equity securities.

                               PERFORMANCE CHART

                        Real Estate
                        Securities -   NAREIT Equity     Lipper (C)
              Dates       Class S         REIT **       Real Estate +
           -----------  ------------   -------------    -------------
           Inception *    $10,000         $10,000          $10,000
              1989        $ 9,843         $ 9,690          $ 9,692
              1990        $ 8,276         $ 8,203          $ 8,093
              1991        $11,345         $11,118          $10,712
              1992        $13,306         $12,733          $12,093
              1993        $15,624         $15,237          $14,911
              1994        $16,754         $15,721          $14,614
              1995        $18,576         $18,119          $16,528
              1996        $25,414         $24,507          $21,656
              1997        $30,240         $29,480          $26,490


     Real Estate Securities Fund - Class S                        NAREIT Equity REIT Index
       Periods Ended       Growth of        Total                   Periods Ended       Growth of        Total
         12/31/97           $10,000        Return                      12/31/97          $10,000        Return
     -----------------   ------------   ------------              -----------------   ------------   ------------
     1 Year                $ 11,899        18.99%                 1 Year                $ 12,029       20.29%
     5 Years               $ 22,723        17.84%(S)              5 Years               $ 23,153       18.28%(S)
     Inception             $ 30,240        14.03%(S)              Inception             $ 29,480       13.71%(S)


     Real Estate Securities Fund - Class C *++                    Lipper(C) Real Estate Benchmark
       Periods Ended       Growth of        Total                   Periods Ended       Growth of        Total
         12/31/97           $10,000        Return                     12/31/97           $10,000        Return
     -----------------   ------------   ------------              -----------------   ------------   ------------
     1 Year                $  11,820       18.20%                 1 Year                $ 12,232       22.32%
     5 Years               $  22,543       17.65%(S)              5 Years               $ 21,904       16.98%(S)
     Inception             $  29,996       13.92%(S)              Inception             $ 26,490       12.53%(S)

* Real Estate Securities Fund - Class S assumes initial investment on July 28, 1989. NAREIT Index comparison for the initial investment began August 1, 1989. Lipper index comparison for the initial investment began October 1, 1989.

** NAREIT Equity REIT Index is an index composed of all the data based on the last closing price of the month for all tax-qualified REIT's listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market value-weighted. The total-return calculation is based upon whether it is 1-month, 3-months or 12-months. Only those REITS listed for the entire period are used in the total return calculation.

+ Lipper(C) Real Estate Benchmark is the average total return for the universe of funds within the Real Estate Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Real Estate Securities Fund - Class C - For the period, November 4, 1996 (commencement of sales) to December 31, 1997, shareholder service and Rule 12b-1 distribution fees were charged. Total return would have been lower had these fees been in effect during prior reporting periods. Class S performance linked with Class C to provide historical perspective.

(S) Annualized.

2   Real Estate Securities Fund                                  Specialty Funds

Real Estate Securities Fund

Portfolio Management Discussion

December 31, 1997 (Unaudited)


Performance Review

For the year end December 31, 1997, the Real Estate Securities Fund Class S and Class C shares reflected total returns of 19.0% and 18.2%, respectively, as compared to the NAREIT Equity REIT Index which gained 20.3%. The Fund lagged the Index primarily due to an underweighting in higher valued REITs, which appeared to be favored by momentum-oriented investors.

Portfolio Highlights

1997 was another very good year for equity REIT investments. Continuing good fundamentals for real estate in general and a very active merger and acquisition market boosted REIT prices. Three securities dominated the market during the year; Crescent, Vornado, and Starwood Lodging accounted for three percentage points of the market's 20% rise. It was also a market undergoing significant change. At year end, 50 REITs had capitalizations in excess of $1 billion -- a reflection of a strong consolidation trend and two consecutive years of strong price appreciation. There were also more REITs at year end than at the beginning, ending a trend of shrinkage in the number of issues due to consolidation. Many of the new REITs were quite interesting, including a prison REIT, a used car lot REIT, and a theater REIT.

The Real Estate Securities Fund was underweighted in the market's strongest performers during the year. The value orientation of the Fund's new manager, AEW, limited their willingness to pay up for some of these issues. Cohen & Steers produced good results again in 1997, but faced the daunting task of managing an increasingly large asset base. Both managers did, however, add value elsewhere, particularly in the fourth quarter as the market was attracted to the higher yields and lower valuations on many REITs, as well as the REIT market's isolation from problems in Asia.

--------------------------------------------------------------------------------

    Top Ten Equity Holdings
    (as a percent of Total Investments)               December 31, 1997

    Vornado Realty Trust                                        4.2%
    Rouse Co. (The)                                             3.5
    Public Storage, Inc.                                        3.4
    Mack-Cali Realty Corp.                                      3.0
    Equity Office Properties Trust                              2.9
    Security Capital Industrial Trust                           2.9
    Highwoods Properties, Inc.                                  2.8
    Starwood Lodging Trust                                      2.7
    DeBartolo Realty Corp.                                      2.7
    Spieker Properties, Inc.                                    2.7

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Portfolio Characteristics
                                                      December 31, 1997

    Current PIE Ratio                                         29.8x
    Portfolio Price/Book Ratio                                2.47x
    Market Capitalization - $-Weighted Average             1.64 Bil
    Number of Holdings                                           82

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Money Managers


   AEW Capital Management, L.P.
   Cohen & Steers Capital Management

--------------------------------------------------------------------------------


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Specialty Funds                                    Real Estate Securities Fund 3

Real Estate Securities Fund

Statement of Net Assets

December 31, 1997


                                                        Number          Market
                                                          of            Value
                                                        Shares          (000)
                                                       --------       ---------
Common Stocks (b) - 96.0%
Apartment - 16.2%
Ambassador Apartments, Inc.                              63,400       $   1,304
Apartment Investment & Management Co.                   248,800           9,143
Avalon Properties, Inc.                                 342,500          10,596
Bay Apartment Communities, Inc.                         104,300           4,068
Berkshire Realty Company, Inc.                          115,000           1,380
BRE Properties, Inc.                                     86,700           2,438
Colonial Properties Trust                               103,600           3,121
Equity Residential Properties Trust                     104,500           5,284
Essex Property Trust Inc.                               166,200           5,817
Irvine Apartment Communities, Inc.                      175,500           5,583
Merry Land & Investment Company, Inc.                    83,000           1,899
Mid-America Apartment Communities, Inc.                  41,700           1,191
Oasis Residential, Inc.                                 255,500           5,701
Post Properties, Inc.                                   311,096          12,638
Security Capital Atlantic, Inc.                         334,074           7,057
Security Capital Pacific Trust                          189,700           4,600
Smith (Charles E.) Residential Realty, Inc.             279,300           9,915
Summit Properties, Inc.                                 251,800           5,319
United Dominion Realty Trust                            214,638           2,992
                                                                      ---------
                                                                        100,046
Health Care - 5.0%
Alternative Living Services, Inc. (a)                   117,000           3,459
American Retirement Corp. (a)                           152,700           3,054
Healthcare Realty Trust, Inc.                            71,600           2,072
Meditrust Cos.                                          360,800          13,214
Sunrise Assisted Living, Inc. (a)                       210,400           8,968
                                                                      ---------
                                                                         30,767
                                                                      ---------
Hotels/Leisure - 5.3%
Boykin Lodging Company                                   78,600           2,078
Bristol Hotel Co. (a)                                   201,700           5,862
FelCor Suite Hotels, Inc.                               115,700           4,107
Homestead Village Properties, Inc. (a)                   14,499             218
RFS Hotel Investors, Inc.                               177,400           3,537
Starwood Lodging Trust                                  288,700          16,709
                                                                      ---------
                                                                         32,511
                                                                      ---------
Leasing - 0.7%
CCA Prison Realty Trust                                  37,000           1,651
Entertainment Properties Trust                           78,000           1,511
Golf Trust of America, Inc.                              32,600             946
                                                                      ---------
                                                                          4,108
                                                                      ---------
Manufactured Homes - 0.9%
Sun Communities, Inc.                                   149,800       $   5,383
                                                                      ---------
                                                                          5,383
                                                                      ---------
Office/Industrial - 36.7%
AMB Property Corp.                                      146,500           3,681
Arden Realty Group, Inc.                                359,200          11,045
Bedford Property Investors, Inc.                        126,500           2,767
Brandywine Realty Trust                                 172,000           4,322
CarrAmerica Realty Corp.                                278,650           8,830
Catellus Development Corp. (a)                          541,200          10,824
CenterPoint Properties Corp.                            171,800           6,034
Cousins Properties, Inc.                                279,900           8,204
Crescent Operating, Inc. (a)                             47,900           1,162
Crescent Real Estate Equities, Inc.                     379,100          14,927
Duke Realty Investment, Inc.                              4,000              97
Equity Office Properties Trust                          555,949          17,547
First Industrial Realty Trust, Inc.                     396,400          14,320
Highwoods Properties, Inc.                              466,600          17,352
Kilroy Realty Corp.                                     247,700           7,121
Liberty Property Trust                                  186,400           5,324
Mack-Cali Realty Corp.                                  455,900          18,692
Meridian Industrial Trust, Inc.                         213,900           5,454
Pacific Gulf Properties, Inc.                           127,500           3,028
Prentiss Properties Trust                               259,300           7,244
Reckson Associates Realty Corp.                         440,200          11,170
Security Capital Group, Inc. (a)                        146,600           4,765
Security Capital Group, Inc. 1998 Warrants (a)           66,050             347
Security Capital Industrial Trust                       703,018         17,488
SL Green Realty Corp.                                    97,300          2,524
Spieker Properties, Inc.                                380,800         16,327
Trizec Hahn Corp.                                        78,500          1,820
Weeks Corp.                                             120,900          3,869
                                                                      --------
                                                                       226,285
                                                                      --------
Outlet Centers - 3.1%
Chelsea GCA Realty, Inc.                                104,200          3,979
Prime Retail, Inc.                                      502,900          7,135
Tanger Factory Outlet Centers, Inc.                     253,600          7,751
                                                                      --------
                                                                        18,865
                                                                      --------
Regional Malls - 13.7%
CBL & Associates Properties, Inc.                       200,000          4,938
General Growth Properties                               408,100         14,743


4   Real Estate Securities Fund                                  Specialty Funds

Real Estate Securities Fund

December 31, 1997

                                           Number       Market
                                             of          Value
                                           Shares        (000)
                                         ----------    ---------
J.P. Realty, Inc.                          226,400      $ 5,872
Macerich Co. (The)                         331,300        9,442
Mills Corp.                                 82,300        2,016
Rouse Co. (The)                            662,900       21,710
Simon DeBartolo Realty Corp.               505,300       16,517
Taubman Centers, Inc.                      414,800        5,392
Urban Shopping Centers, Inc.               113,700        3,965
                                                        -------
                                                         84,595
                                                        -------
Self Storage - 4.1%
Public Storage, Inc.                       716,000       21,033
Shurgard Storage Centers, Inc.             147,600        4,280
                                                        -------
                                                         25,313
                                                        -------
Shopping Center - 10.3%
Bradley Real Estate, Inc.                  218,000        4,578
Developers Diversified Realty Corp.        279,200       10,679
Glimcher Realty Trust                      348,800        7,870
Kimco Realty Corp.                         276,100        9,733
Kranzco Realty Trust                       180,000        3,454
Malan Realty Investors, Inc.                74,100        1,343
Vornado Realty Trust                       550,200       25,825
                                                        -------
                                                         63,482
                                                        -------
Total Common Stocks
(cost $465,221)                                         591,355
                                                        -------

                                         Principal      Market
                                           Amount       Value
                                           (000)        (000)
                                         ---------     --------
Short-Term Investment - 3.5%
Frank Russell Investment Company
   Money Market Fund,
   due on demand (c)                      $ 21,550     $ 21,550
                                                       --------
Total Short-Term Investment
(cost $21,550)                                           21,550
                                                       --------
Total Investments
(identified cost $486,771)(d) - 99.5%                   612,905
Other Assets And Liabilities,
Net-0.5%                                                  2,966
                                                       --------
Net Assets-- 100.0%                                    $615,871
                                                       ========


(a) Nonincome-producing security.
(b) All common stocks held are Real Estate Investment Trusts (REIT) with the exception of the following:
         Alternative Living Services, Inc.
         American Retirement Corp.
         Bristol Hotel Co.
         Catellus Development Corp.
         Crescent Operating, Inc.
         Rouse Co. (The)
         Sunrise Assisted Living, Inc.
         Trizec Hahn Corp.
(c) At cost, which approximates market.
(d) See Note 2 for federal income tax information.

        The accompanying notes are an integral part of the financial statements.

Specialty Funds                                    Real Estate Securities Fund 5

Real Estate Securities Fund

Statement of Assets and Liabilities

December 31, 1997

                                                                                                                     Amounts in
                                                                                                                   thousands (except
                                                                                                                   per share amount)
Assets
Investments at market (identified cost $486,771)(Note 2)...................................................... $            612,905
Cash..........................................................................................................                  196
Receivables:
    Dividends.................................................................................................                2,936
    Investments sold..........................................................................................                4,625
    Fund shares sold..........................................................................................                3,487
                                                                                                               --------------------
       Total Assets...........................................................................................              624,149

Liabilities
Payables:
    Investments purchased............................................................... $            7,263
    Fund shares redeemed................................................................                397
    Accrued fees to affiliates (Note 4).................................................                521
    Other accrued expenses..............................................................                 97
                                                                                         ------------------
       Total Liabilities......................................................................................                8,278
                                                                                                               --------------------
Net Assets.................................................................................................... $            615,871
                                                                                                               ====================
Net Assets consist of:
Accumulated distributions in excess of net investment income.................................................. $                 (9)
Accumulated net realized gain (loss)..........................................................................                8,305
Unrealized appreciation (depreciation) on investments.........................................................              126,134
Shares of beneficial interest.................................................................................                  200
Additional paid-in capital....................................................................................              481,241
                                                                                                               --------------------
Net Assets.................................................................................................... $            615,871
                                                                                                               ====================
Net Asset Value, offering and redemption price per share:
    Class S ($615,482,560 divided by 19,942,784 shares of $.01 par value
      shares of beneficial interest outstanding).............................................................. $              30.86
                                                                                                               ====================
    Class C ($388,555 divided by 12,525 shares of $.01 par value
      shares of beneficial interest outstanding).............................................................. $              31.02
                                                                                                               ====================

        The accompanying notes are an integral part of the financial statements.

6   Real Estate Securities Fund                                 Specialty Funds

Real Estate Securities Fund

Statement of Operations

For the Year Ended December 31, 1997

                                                                                                                Amounts in thousands
Investment Income:
    Dividends................................................................................................. $             27,472
    Dividends from Money Market Fund (Note 5).................................................................                1,704
                                                                                                               --------------------
       Total Investment Income................................................................................               29,176

Expenses (Notes 1, 2 and 4):
    Management fees..................................................................... $            4,428
    Custodian fees......................................................................                209
    Transfer agent fees.................................................................                526
    Bookkeeping service fees............................................................                  9
    Professional fees...................................................................                 17
    Registration fees - Class S.........................................................                 75
    Distribution fees - Class C.........................................................                  1
    Shareholder servicing fees - Class C................................................                  1
    Trustees' fees......................................................................                  5
    Miscellaneous fees..................................................................                 52
                                                                                         ------------------
       Total Expenses.........................................................................................                5,323
                                                                                                               --------------------
Net investment income.........................................................................................               23,853
                                                                                                               --------------------
Realized and Unrealized
    Gain (Loss) on Investments (Notes 2 and 3)
Net realized gain (loss) from investments.....................................................................               44,736
Net change in unrealized appreciation or depreciation of investments..........................................               27,721
                                                                                                               --------------------
Net gain (loss) on investments................................................................................               72,457
                                                                                                               --------------------
Net increase (decrease) in net assets resulting from operations............................................... $             96,310
                                                                                                               ====================


        The accompanying notes are an integral part of the financial statements.

Specialty Funds                                    Real Estate Securities Fund 7

Real Estate Securities Fund

Statements of Changes in Net Assets

For the Years Ended December 31,

                                                                                                     Amounts in thousands
                                                                                                    1997                 1996
                                                                                              ------------------  -----------------
Increase (Decrease) in Net Assets
From Operations:
    Net investment income.................................................................... $           23,853  $          19,518
    Net realized gain (loss).................................................................             44,736             24,667
    Net change in unrealized appreciation or depreciation....................................             27,721             75,950
                                                                                              ------------------  -----------------
          Net increase (decrease) in net assets resulting from operations....................             96,310            120,135
                                                                                              ------------------  -----------------
From Distributions to Shareholders:
    Net investment income
      Class S................................................................................            (24,656)           (18,705)
      Class C................................................................................                 (9)                (1)
    In excess of net investment income
      Class S................................................................................                 (9)                --
    Net realized gain on investments
      Class S................................................................................            (40,156)           (18,473)
      Class C................................................................................                (25)                (4)
                                                                                              ------------------  -----------------
          Total Distributions to Shareholders................................................            (64,855)           (37,183)
                                                                                              ------------------  -----------------
From Fund Share Transactions:
   Net increase (decrease) in net assets from Fund share transactions (Note 6)...............            138,695             71,779
                                                                                              ------------------  -----------------
Total Net Increase (Decrease) in Net Assets..................................................            170,150            154,731
Net Assets
    Beginning of period......................................................................            445,721            290,990
                                                                                              ------------------  -----------------
    End of period (including accumulated distributions in excess of net investment income of $9 and undistributed net investment income
      of $812, respectively)................................................................. $          615,871  $         445,721
                                                                                              ==================  =================

        The accompanying notes are an integral part of the financial statements.

8   Real Estate Securities Fund                                  Specialty Funds

Real Estate Securities Fund

Financial Highlights - Class S

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                1997          1996          1995         1994         1993
                                                            -----------   -----------    ---------    ---------    ---------
Net Asset Value, Beginning of Period ....................   $     29.19   $     23.51    $   22.53    $   22.76    $   21.50
                                                            -----------   -----------    ---------    ---------    ---------
Income From Investment Operations:
   Net investment income ................................          1.36          1.39         1.32         1.25         1.05
   Net realized and unrealized gain (loss) on investments          3.93          6.89         1.03          .40         2.68
                                                            -----------   -----------    ---------    ---------    ---------
      Total Income From Investment Operations ...........          5.29          8.28         2.35         1.65         3.73
                                                            -----------   -----------    ---------    ---------    ---------
Less Distributions:
   Net investment income ................................         (1.41)        (1.34)       (1.35)       (1.23)       (1.04)
   Net realized gain on investments .....................         (2.21)        (1.26)          --         (.45)       (1.43)
   In excess of net realized gain on investments ........            --            --           --         (.20)          --
   Tax return of capital ................................            --            --         (.02)          --           --
                                                            -----------   -----------    ---------    ---------    ---------
      Total Distributions ...............................         (3.62)        (2.60)       (1.37)       (1.88)       (2.47)
                                                            -----------   -----------    ---------    ---------    ---------
Net Asset Value, End of Period ..........................   $     30.86   $     29.19    $   23.51    $   22.53    $   22.76
                                                            ===========   ===========    =========    =========    =========
Total Return (%) ........................................         18.99         36.81        10.87         7.24        17.42

Ratios/Supplemental Data:
   Net Assets, end of period ($000 omitted) .............       615,483       445,619      290,990      209,208      145,167

    Ratios to average net assets (%):
      Operating expenses ................................          1.02          1.04         1.04         1.05         1.11
      Net investment income .............................          4.57          5.64         6.10         5.65         4.52
   Portfolio turnover rate (%) ..........................         49.40         51.75        23.49        45.84        58.38
   Average commission rate paid per share
     of security ($ omitted) ............................         .0618         .0631          N/A          N/A          N/A


Speciality Funds                                  Real Estate Securities Fund  9

Real Estate Securities Fund

Financial Highlights - Class C

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                                                        1997           1996*
                                                                                                  ---------------  -------------
Net Asset Value, Beginning of Period ............................................................ $         29.18  $       26.67
                                                                                                  ---------------  -------------
Income From Investment Operations:
    Net investment income .......................................................................            1.14            .24
    Net realized and unrealized gain (loss) on investments ......................................            3.95           3.85
                                                                                                  ---------------  -------------
      Total Income From Investment Operations ...................................................            5.09           4.09
                                                                                                  ---------------  -------------
Less Distributions:
    Net investment income .......................................................................           (1.04)          (.32)
    Net realized gain on investments ............................................................           (2.21)         (1.26)
                                                                                                  ---------------  -------------
      Total Distributions .......................................................................           (3.25)         (1.58)
                                                                                                  ---------------  -------------
Net Asset Value, End of Period .................................................................. $         31.02  $       29.18
                                                                                                  ===============  =============
Total Return (%) ................................................................................           18.20          15.75(a)

Ratios/Supplemental Data:
    Net Assets, end of period ($000 omitted) ....................................................             388            101
    Ratios to average net assets (%)(b):
      Operating expenses ........................................................................            1.71           1.77
      Net investment income .....................................................................            3.94           5.31
    Portfolio turnover rate (%)(b) ..............................................................           49.40          51.75
    Average commission rate paid per share
      of security ($ omitted) ...................................................................           .0618          .0631


 *  For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) Total return represents performance for the period November 4, 1996 to December 31, 1996.
(b) The ratios for the period ended December 31, 1996 are annualized.

10  Real Estate Securities Fund                                  Specialty Funds

Emerging Markets Fund

Portfolio Management Discussion

December 31, 1997 (Unaudited)

Objective: To provide high total return, primarily through capital appreciation, by assuming the higher level of volatility typically expected from investment in underdeveloped markets.

Invests in: Primarily emerging market equity securities.

Strategy: The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk when compared to either single country or region emerging markets investments. The Fund employed the investment management services of three managers with three separate approaches to global emerging markets investment.

                               PERFORMANCE CHART

                           EMERGING       EXTENDED      IFC INVESTABLE
            DATES          MARKETS ++  BARINGS EM ++++    COMPOSITE **
         -----------       ----------  ---------------  --------------
         Inception *        $10,000        $10,000         $10,000
            1993            $14,183        $17,628         $16,864
            1994            $13,356        $16,793         $16,775
            1995            $12,260        $15,956         $14,708
            1996            $13,763        $17,288         $15,868
            1997            $13,289        $15,672         $13,579

Growth of a $10,000 Investment

         Emerging Markets Fund                                            IFC Investable  Composite Index
           Periods Ended       Growth of          Total                   Periods Ended      Growth of          Total
             12/31/97           $10,000           Return                    12/31/97         $10,000            Return
          ---------------      ---------         --------               ----------------  --------------     -------------
          1 Year               $  9,655          (3.45)%                    1 Year           $  8,558          (14.42)%
          Inception            $ 13,289           5.95%(S)                  Inception        $ 13,579            6.42%(S)

                                                                        Extended Barings  Emerging Markets Index
                                                                          Periods Ended      Growth of           Total
                                                                            12/31/97          $10,000            Return
                                                                        ----------------  --------------     -------------
                                                                            1 Year           $  9,066           (9.34)%
                                                                            Inception        $ 15,672            9.57%(S)


* Assumes initial investment on January 29, 1993. IFC Index and Barings Index assumes initial investment on February 1, 1993.

** International Finance Corporation (IFC) Investable Composite Index is a market capitalization-weighted index of the performance of securities listed on the stock exchange(s) of the countries included in the index, calculated on a total-return basis. The investable index reflects the accessibility of markets and individual stocks to foreign investors.

++ Prior to April 1, 1995, fund performance results are reported gross of investment management fees. For the period following April 1, 1995, fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the fund's managers upon request.

++++ Extended Barings Emerging Markets Index is a market capitalization-weighted index of companies' performance within 20 countries in Africa, Asia, Europe and Latin America.

 (S) Annualized.


12  Emerging Markets Fund                                        Specialty Funds

Emerging Markets Fund

Portfolio Management Discussion

December 31, 1997 (Unaudited)


Performance Review

For the year ended December 31, 1997, the Emerging Markets Fund reflected a loss of 3.5%, as compared to the Barings Extended Emerging Markets Index (BEMI), which fell 9.3%. The Fund outperformed the BEMI primarily due to favorable country allocation decisions, particularly an underweighting in several of the poorest performing markets.

Portfolio Highlights

The performance of the emerging markets changed dramatically toward year end. After currency speculators exposed weaknesses in the currencies of several southeast Asian economies, stocks of emerging markets plunged steeply. The focus of the selloff was in Asia, however, countries in regions around the globe experienced similarly dramatic short-term selloffs as investors adopted a "shoot first, ask questions later" attitude. Much like 1996, the first half of 1997 was quite favorable. The Barings Extended Emerging Markets Index was up more than 19% at mid year. The second half of the year was a virtual freefall as markets in the index dropped nearly 25%. Latin American markets were not immune to the market's year end weakness, but posted good gains for the year. Several Asian markets suffered dramatic losses, particularly Malaysia, Korea, and Thailand, all of which plummeted over 60%. The Europe, Middle East, and African region produced a moderate gain, led by Russian and Turkey, which rose nearly 100% in 1997.

The Emerging Markets Fund experienced a relatively good year given the precarious investment landscape. All three of the Fund's managers exceeded the benchmark return for the year, and as a result, the Fund's 3.5% loss was nearly 600 basis points better than the index. Good country selection accounted for much of the Fund's added value as the fund avoided much of the huge losses in Asia by being underweighted and by focusing investments on stocks less impacted by the drop in share prices. The fund also benefited from overweighted holdings in Russia and several Latin American markets.

--------------------------------------------------------------------------------

Top Ten Issues
(as a percent of Total Investments)                 December 31, 1997

Telefonos de Mexico SA Series L (Mexico)                 3.0%
Telecomunicacoes Brasileiras NPV (Brazil)                2.2
CIA Anon Nacional Telefonos (Venezuela)                  2.0
YPF Sociedad Anonima Class D (Argentina)                 1.8
Petroleo Brasileiro SA NPV - ADR (Brazil)                1.7
Telecomunicacoes Brasileiras ADR (Brazil)                1.3
Cimpor Cimentos (Portugal)                               1.2
Tatneft ADR (Russia)                                     1.2
Yapi Kredi Bankasi (Turkey)                              1.1
Genesis India Investment (India)                         1.1

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Portfolio Characteristics
                                          December 31, 1997

Current P/E Ratio                                16.7x
Portfolio Price/Book Ratio                       1.68x
Market Capitalization - $ - Weighted Average   7.6 Bil
Number of Holdings                                 395

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Money Managers

Genesis Asset Managers, Ltd.
Montgomery Asset Management L.P.
J.P. Morgan Investment Management, Inc.

--------------------------------------------------------------------------------

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.

Specialty Funds                                         Emerging Markets Fund 13

Emerging Markets Fund

Statement of Net Assets

December 31, 1997

                                           Number      Market
                                             of        Value
                                           Shares       (000)
                                          --------    --------
Common Stocks - 81.7%
Argentina - 4.9%
Banco de Galicia y Buenos Aires
 Class B New - ADR                          11,900    $    306
Central Puerto SA Class B                  120,000         336
Comercial de Plata                          91,460         144
Corcemar SA Class B                         99,462         481
Cresud SA (a)                              281,400         563
Inversiones Y Representaciones              76,881         286
Inversiones Y Representaciones SA - GDR     10,372         390
Molinos Rio Plata                          171,050         411
Naviera Perez Companc Class B              176,431       1,260
Perez Companc SA Class B - ADR              33,680         467
Siderar SA Series A                        238,200       1,013
Telecom Argentina Class B                   87,122         627
Telecom Argentina SA Class B - ADR          36,800       1,316
Telefonica de Argentina Class B            150,000         563
Telefonica de Argentina Class B - ADR       40,800       1,520
Transportadora de Gas del Sur SA Class B   280,000         636
YPF Sociedad Anonima Class D - ADR         176,600       6,038
                                                      --------
                                                        16,357
                                                      --------
Australia - 0.4%
Lihir Gold, Ltd. (a)                       444,200          463
Orogen Minerals, Ltd.                      480,000          939
                                                      ---------
                                                          1,402
                                                      ---------
Austria - 0.5%
Elektrim SA (a)                                801            8
Tabak AS (a)                                 3,500          798
Zaklady Przemyslu Cukiemiczego
 Jutrzenka SA (a)                           25,900          474
Zywiec (a)                                   3,872          319
                                                      ---------
                                                          1,599
                                                      ---------
Bangladesh - 0.0%
Apex Tannery, Ltd.                           4,600           41
Beximco Infusions                            7,500           75
                                                      ---------
                                                            116
                                                      ---------
Bermuda - 0.4%
Central European Media Enterprises, Ltd.
   Class A (a)                              50,500        1,263
                                                      ---------
                                                          1,263
                                                      ---------
Brazil - 7.8%
Banco Bradesco SA NPV Rights (a)        15,332,293           55
Bompreco SA Supermercados do
  Nordeste - GDR (Regd)(a)                  28,500          526
Centrais Electricas de Santa                 5,400          556
Centrais Electricas de Santa
  Catarina SA - GDR (a)                        700           74
Companhia Brasileira de Distribuicao
Grupo
 Pao de Acucar (Regd) - GDR                  2,500           49
Companhia Cervejaria Brahma - ADR           59,171          840
Companhia Energetica de Sao                 16,300          660
Companhia Paranaense de
 Energia-Copel - ADR                        45,400          522
Copene Petroquirnica do Nordeste
 SA - ADR                                   50,600          734
Eletrobras (centrais) NPV               28,310,000        1,408
Forca E Luz (Cia Paul) NPV              15,747,000        2,074
Light - Servicos de Eletricidade SA NPV  2,810,000        1,171
Makro Atacadista - GDS (a)                  60,000          480
Makro Atacadista SA - GDR                   60,800          486
Petroleo Brasileiro Petrobras SA - ADR      78,000        1,794
Rhodia Ster SA NPV (a)                     129,820           14
Sabesp Cia Saneam                        2,107,000          500
Souza Cruz NPV                              48,620          392
Telecomunicacoes Brasileiras - ADR          36,708        4,274
Telecomunicacoes Brasileiras NPV        71,883,900        7,311
Telecomunicacoes Sao Paulo NPV (a)          19,113            4
Uniao de Bancos Brasileiros SA. -
 GDR (a)                                    32,100        1,033
Votorantim Celulose e Papel SA - ADR        39,500          400
White Martins SA - NPV                     374,738          547
                                                      ---------
                                                         25,904
                                                      ---------
Chile - 4.4%
Administradora de Fondos de Pensiones
 Provida SA - ADR                           27,870          476
Antofagasta Holdings PLC                   283,636        1,514
Banco Santander Chile Series A - ADR        36,500          516
Banco Santiago - ADR (a)                    20,000          445
Ohilgener SA - ADR                          56,697        1,389
Compania de Telecomunicaciones de
 Chile SA - ADR                             54,893        1,640
Distribucion y Servicio D&S SA - ADR (a)    40,000          742
Embotelladora Andina SA - ADR Series A      53,300        1,109
Embotelladora Andina SA - ADR Series B      46,000          894
Enersis SA - ADR                            70,755        2,052
Laboratorio Chile SA - ADR                  30,000          668
Linea Aerea Nacional Chile SA - ADR (a)     51,400          700



14  Emerging Markets Fund                                        Specialty Funds

Emerging Markets Fund

December 31, 1997

                                           Number        Market
                                             of          Value
                                           Shares         (000)
                                           -------     --------
Madeco SA-ADR                               17,142     $    261
Maderas Y Sinteticos Sociedad - ADR         25,400          241
Quinenco SA - ADR (a)                       82,100          944
Sociedad Quimica Y Minera de
 Chile SA - ADR                             15,630          688
Supermercados Unimarc SA - ADR (a)          37,100          457
                                                       --------
                                                         14,736
                                                       --------
China - 0.7%
Anhui Conch Cement Co., Ltd. (a)         1,264,000          220
China Resources Beijing Land                41,000           20
China Telecom (Hong Kong), Ltd. - ADR (a)   30,000        1,007
Huaneng Power International, Inc.
  Series N - ADR (a)                        47,400        1,099
                                                       --------
                                                          2,346
                                                       --------
Colombia - 0.1%
Banco de Colombia New - GDR                 17,300           99
Cementos Diamante SA Class B - ADR          31,200          359
                                                       --------
                                                            458
                                                       --------
Czech Republic - 1.3%
Ameriyah Cement Co.                         46,100        1,077
Czechoslovakian Value Fund (Units)(a)       62,000          357
Elektramy Opatovice AS                       2,200          255
Komercni Banka AS - GDR (a)                 45,100          541
Komercni Banka AS - GDR (144A)(a)           17,000          204
Komercni Banka IF (a)                       18,900          374
Privat Fonds (a)                            53,400          645
Vseobecny Investment Fund (a)              119,775          295
Vynosovy Investment Fund (a)                55,500          300
Zivnostenska Banka                           8,200          451
                                                       --------
                                                          4,499
                                                       --------
Ecuador - 0.3%
La Cement National - GDR (a)                 3,700          751
La Cemento Nacional CA - GDR                   700          142
                                                       --------
                                                            893
                                                       --------
Egypt - 0.8%
Al Ahram Beverage Co. S.A.E. (a)             8,700          496
Commercial International Bank (Regd) - GDR  43,250          895
Paints & Chemical Industry Co. - GDR (a)    57,600          601
Torah Portland Cement Co.                   22,985          527
                                                       --------
                                                          2,519
                                                       --------
France - 0.0%
Elf Gabon                                    1,100          179
                                                       --------
                                                            179
                                                       --------
Germany - 0.4%
Al Ahram Beverage Co. - GDR                 27,000          759
Al Ahram Beverage Co. - GDR (144A)          21,400          601
                                                       --------
                                                          1,360
                                                       --------
Greece - 1.1%
Athens Medical Center SA (Regd)             56,550          668
Ergo Bank (Regd)                            18,400          951
Hellenic Bottling                           22,000          510
Hellenic Telecommunication Organization SA  39,650          812
National Mortgage Bank                       7,020          381
Silver & Baryte Ores Mining                 23,360          424
                                                       --------
                                                          3,746
                                                       --------
Hong Kong - 2.6%
Chen Hsong Holding                       1,900,000          576
China Everbright - IHD Pacific, Ltd. (a)   220,000          177
China Merchants Holdings
 International Co. Ltd.                    250,000          257
China National Aviation Co., Ltd. (a)      190,000           40
China Resources Enterprise, Ltd.           388,000          866
China Southern Airlines (a)                500,000          129
Citic Pacific, Ltd.                        139,000          553
Goldlion Holdings, Ltd.                    894,000          297
Guangdong Investment                     1,138,000          756
Guangdong Kelon Electric Holdings          420,000          431
Jiangsu Expressway Co., Ltd. Class H (a) 4,590,000          948
New World Infrastructure, Ltd. (a)         498,300        1,122
Peregrine Investment Holdings, Ltd. -
 Formosa Chemical (a)                       12,950           15
Peregrine Investment Holdings, Ltd. -
 Hung Sheng Construction (a)                28,600           46
Peregrine Investment Holdings, Ltd. -
 Primax 2000 Warrants (a)                   40,700          503
Shanghai Industrial Holdings, Ltd.          90,000          335


Specialty Funds                                         Emerging Markets Fund 15

Emerging Markets Fund

December 31, 1997

                                           Number       Market
                                             of          Value
                                           Shares        (000)
                                         ---------     --------
Tingyi (Cayman Island) Holding Co.       3,683,000     $    480
Yue Yuen Industrial Holdings               312,800          662
Zhejiang Expressway Co., Ltd.
 Series H (a)                            1,624,000          329
                                                       --------
                                                          8,522
                                                       --------
Hungary - 2.4%
BorsodChem - GDR                            42,000        1,495
BorsodChem Rt.                              36,500        1,316
Egis Gyogyszergyar                             200           12
Magyar Tavkozlesi Rt (Regd)(a)             158,076          839
Mol Magyar Olay-Es Gazipari - GDS (a)       80,000        1,928
Richter Gedeon, Ltd. - GDR                  13,831        1,580
Zalakeramia Reszvenytarsasag - GDR (a)      45,400          411
Zalakeramia Rt.                              5,800          269
                                                       --------
                                                          7,850
                                                       --------
India - 3.8%
Bajaj Auto Ltd. - GDR (a)                   35,050          701
Bajaj Auto, Ltd. - GDR (144A)(a)            27,300          546
EIH, Ltd. - GDR (a)                         34,150          448
Genesis India Investment Co. (a)           430,000        3,569
Global Tele-Systems Group, Inc. (a)            525           10
I.T.C., Ltd.- GDR (a)                      116,800        2,307
India Cements, Ltd. - GDS (a)              114,200          108
Indian Hotels Co., Ltd. - GDR               65,100        1,211
Indian Hotels Co., Ltd. - GDR (144A)         7,000          130
Indian Petrochemicals Corp., Ltd. - GDR     38,000          195
Larsen & Toubro, Ltd. - GDR                 42,400          456
Mahanagar Telephone Nigam
 2000 Warrants (a)                         120,000          790
Raymond Woolen Mills, Ltd. - GDR (a)         5,100           13
Reliance Industries Ltd. - GDS (a)         134,300        1,155
Tata Engineering & Locomotive Co., Ltd. (a) 27,800          231
Videsh Sanchar Nigam, Ltd. (a)              60,000          822
                                                       --------
                                                         12,692
                                                       --------
Indonesia - 0.9%
Gulf Indonesia Resources, Ltd. (a)          59,850        1,317
Perusahan Perkibu                          192,000          109
PT Bank Niaga Thk (Alien Market)(a)        131,200           11
PT Matahari Putra Prima Thk (a)          1,958,000          160
PT Modem Photo Film Co. Thk (a)             70,000           20
PT Ometraco Corp.                          700,000          248
PT Ometraco Corp. 2000 Warrants (a)         75,000           20
PT Pakuwon Jati                            402,000           33
PT Ramayana Lestari Sentosa                500,000    $     470
PT Semen Cibinong TBk (a)                  538,788           25
PT Tempo Scan Pacific                      268,500           21
PT Unilever Indonesia                       19,000          105
Semen Gresik                               698,000          409
                                                       --------
                                                          2,948
                                                       --------
Israel - 0.5%
Bank Leumi Le-Israel                       292,000          490
Elbit Medical Imaging, Ltd. (a)                200            1
Elbit Systems, Ltd.                            200            3
Elbit, Ltd.                                    200            1
Supersol, Ltd.                             198,000          561
Teva Pharmaceutical Industries, Ltd.         7,220          342
Teva Pharmaceutical Industries, Ltd. - ADR   4,900          232
                                                       --------
                                                          1,630
                                                       --------
Lebanon - 0.2%
Lebareuze Lo for Dev & Recon SA             55,000          707
                                                       --------
                                                            707
                                                       --------
Luxembourg - 1.3%
Genesis Smaller Companies (a)              115,971        1,571
Millicom International Cellular SA (a)      43,000        1,597
Tata Engineering & Locomotive Co. -
 GDR(a)                                    140,700        1,171
                                                       --------
                                                          4,339
                                                       --------
Malaysia - 1.3%
Genting International (CLOB Line)(a)       162,000           19
Golden Hope Plantation                     463,000          536
Kuala Lumpur Kepong                        314,000          674
Lion Corp. Berhad                           38,400           11
London & Pacific Insurance Co. Berhad        1,600            2
Malaysia Mining Corp.                      494,800          195
Malaysian Airline System                    23,000           18
Malaysian Assurance Alliance Berhad        173,137          199
Malaysian Pacific                          241,000          579
Malaysian Tobacco                          243,000          125
Nestle Berhad                               55,000          255
Nylex Berhad                               378,500          145
O.Y.L. Industries Berhad                   119,000          278
Oriental Holdings Berhad                   192,000          235
Perlis Plantations                         160,000          226
Phileo Allied Berhad                       412,500          179
Public Finance Berhad (Alien Market)       495,000          136


16  Emerging Markets Fund                                        Specialty Funds

Emerging Markets Fund

December 31, 1997

                                           Number       Market
                                             of          Value
                                           Shares        (000)
                                          --------     --------
Renong Berhad (a)                          109,000     $     50
Shell Refining (Malaysia)                  147,000          231
Telekom Malaysia                           130,000          384
                                                       --------
                                                          4,477
                                                       --------
Mexico - 12.1%
Accel SA de CV Series B NPV (a)          1,503,000          395
Acer Computec Latino
 America SA de CV NPV (a)                  131,000          389
Alfa SA de CV Class A NPV                  427,971        2,900
Cemex SA de CV Class B NPV (a)             151,400          809
Cemex SA de CV NPV (a)                     301,640        1,366
Cifra SA de CV - ADR                        24,000          576
Cifra SA de CV Class C NPV                  97,960          220
Cifra SA de CV Series V NPV (a)             40,151           99
Compania Cervecerias Unidas SA - ADR        22,700          667
Corporacion Industrial
 Sanluis SA de CV (Units)                  180,000        1,479
Corporacion Interamericana de
 Entretenimiento SA Series B NPV (a)        65,000          504
Cydsa SA Series A NPV                      114,300          319
Desc SA de CV NPV                           80,714          760
Desc Sociedad de Fomento
 Industrial SA de CV Series B NPV           65,200          623
Empresa Nacional de Electric - ADR          57,600        1,019
Empresas ICA Sociedad - ADR                125,628        2,065
Empresas La Modema SA de CV - ADR (a)       24,386          529
Empresas La Modema SA de CV
 Class A NPV (a)                            59,000          321
Fomento Economico Mexicano SA de CV
 Series B NPV                              343,000        2,741
Grupo Carso Series A NPV                    64,500          431
Grupo Casa Autrey SA de CV - ADR            11,000          225
Grupo Financiero Banamex AC
 Series B NPV (a)                          211,000          631
Grupo Financiero Banorte SA de CV
 Series B NPV (a)                        1,090,000        1,899
Grupo Industrial Maseca Series B NPV       380,000          393
Grupo Industrial SA de CV New - ADR         40,000          620
Grupo lusacell SA de CV - ADR Series L (a)   5,600          121
Grupo Modelo SA Series C                    46,700          392
Grupo Radio Centro SA de CV - ADR           40,700          580
Herdez Class B NPV                         300,000          253
Industrias Penoles NPV                      18,000           81
Kimberly-Clark, Mexico Class A NPV         345,000        1,689
Panamerican Beverages, Inc. Class A         58,000        1,892
Ponderosa Industrial SA de CV
 Series B NPV (a)                          460,000          397
Seguros Comercial America Series B NPV (a)  87,000          356
Sigma Alimentos, SA Series B                34,000          516
Telefonos de Mexico SA Series L - ADR      174,750        9,797
Transportacion Maritima
 Mexicana SA de CV Series A - ADR (a)       80,000          490
TV Azteca SA de CV - ADR (a)                85,000        1,918
                                                       --------
                                                         40,462
                                                       --------
Morocco - 0.7%
Banque Marocaine Du Commerce
 Exterieur - GDR (a)                        69,835        1,405
ONA SA                                       4,700          407
Wafabank                                     4,600          428
                                                       --------
                                                          2,240
                                                       --------
Netherlands - 0.3%
Ceteco Holding NV                           25,827        1,159
                                                       --------
                                                          1,159
                                                       --------
Pakistan - 1.1%
Adarujee Insurance                           6,562           13
Dandot Cement Co. (a)                        3,937            1
Fauji Fertilizer                           330,800          633
Hub Power Co. (a)                           44,200        1,370
Pakistan State Oil                         168,877        1,437
Pakistan Telecommunications Corp. (a)      160,000          121
                                                       --------
                                                          3,575
                                                       --------
Panama - 0.2%
Banco Latinoamericano de
 Exportaciones SA Class E                   14,000          579
                                                       --------
                                                           579
                                                       --------
Papua New Guinea - 0.4%
Oil Search, Ltd. (Australia Regd)          700,000        1,266
                                                       --------
                                                          1,266
                                                       --------
Peru - 1.6%
Cementos Norte Pacasmayo SA Class T        275,394          389
Compania de Minas Buenaventura
 Series B - ADR                             29,400          470
CPT Telefonica del Peru Class B            289,098          646
Credicorp, Ltd.                             21,165          381


Specialty Funds                                         Emerging Markets Fund 17

Emerging Markets Fund

December 31, 1997

                                           Number       Market
                                             of          Value
                                           Shares        (000)
                                          --------     --------
Enrique Ferreyros                          148,701     $    157
Ferreyros SA - ADR (a)                      10,875          225
Telefonica Del Peru SA Class B - ADR       132,200        3,082
                                                       --------
                                                          5,350
                                                       --------
Philippines - 1.2%
Ayala Land, Inc. (a)                       821,772          325
Bacnotan Consolidated                      185,354           59
Belle Corporation (a)                    1,600,000           62
Far East Bank & Trust Co.                   65,792           80
First Philippine Holdings Class B          404,967          315
International Container (a)                311,500           38
Ionics Circuit, Inc. NPV                   230,000           94
Manila Electric Co. Class B                233,847          774
Music Semiconductors Corp. (a)             671,000          240
PCI Leasing & Finance, Inc. (a)            477,000           10
Philippine Long Distance
 Telephone Co. - ADR                        76,627        1,724
Philippine National Bank (a)                70,212          154
Uniwide Holdings, Inc. (a)               2,304,000           34
                                                       --------
                                                          3,909
                                                       --------
Poland - 0.6%
Bank Handlowy W. Warszawie SA - GDR (a)     41,284          547
Bank Slaski SA                               3,400          188
KGHM Polska Miedz SA - GDR (a)              77,000          558
Polish National Investment Fund (a)          8,000          284
Prokom Software SA - GDR (a)                28,000          315
WBK                                         50,600          259
                                                       --------
                                                          2,151
                                                       --------
Portugal - 3.6%
Banco Espir Santo (Regd)                    29,900          890
Brisa-Auto Estradas de
 Portugal SA (Regd)(a)                      31,000        1,111
Capital Portugal (a)                         1,307          203
Cimpor Cimentos de Portugal                154,000        4,036
Companhia de Seguros Tranquilidade          28,500          684
Electricidade de Portugal SA (a)            47,100          892
Portugal Telecom SA - ADR                   31,000        1,457
Sonae Investimentos SA                      68,500        2,771
                                                       --------
                                                         12,044
                                                       --------
Russia - 4.4%
Irkutshkenegro - Russian Depositary
 Trust (a)                                      23          874
Lukoil - Russian Depositary Trust (a)            5          575
Lukoil OilCo. - ADR                         32,900        3,010
Mosenergo - ADR (a)                         30,200        1,114
SFMT, Inc. (a)                               2,000           40
Surgutneftegaz - ADR                       201,100        2,011
Tatneft - ADR                                8,700        1,218
Tatneft - ADR (144A)                        28,400        3,976
Trade House GUM - ADR                       62,000          380
Ukraine Enterprise Corp. (a)                31,000           43
Unified Energy Systems - GDR (a)            22,500          675
Vimpel-Communications - ADR (a)             20,200          720
                                                       --------
                                                         14,636
                                                       --------
Singapore - 0.1%
Star Cruises PLC (a)                       162,000          335
                                                       --------
                                                            335
                                                       --------
Slovakia - 0.1%
Slovakofama AS                               2,200          288
                                                       --------
                                                            288
                                                       --------
South Africa - 5.4%
Amalgamated Banks of South Africa          183,900        1,058
Anglo America Coal                           2,260          105
Anglo America Corp. SA                      13,500          545
Anglo American Industrial Corp.              2,130           52
Barlow, Ltd.                                82,900          704
Billiton PLC (a)                           355,760          914
Consolidated African Mines, Ltd. (a)     2,174,500          626
De Beers Centenary AG                       60,000        1,221
Del Monte Royal Food, Ltd.                 732,100          481
Ellerine Holdings, Ltd.                     19,502          126
Engen, Ltd.                                108,591          552
Gencor, Ltd. - ADR                          10,935           15
Highstone Property                         630,000          194
Highveld Steel & Vanadium Corp., Ltd.      202,134          444
Impala Platinum Holdings, Ltd.              33,300          318
Investec Group, Ltd.                        13,200          508
Iscor                                    2,150,191          636
JCI, Ltd.                                  156,487          699
JD Group, Ltd.                              64,121          392
Kersaf Investments, Ltd.                    76,600          401


18  Emerging Markets Fund                                        Specialty Funds

Emerging Markets Fund

December 31, 1997

                                                Number       Market
                                                  of         Value
                                                Shares        (000)
                                               --------     --------
Lonrho PLC                                      293,757     $    447
Murray & Roberts Holdings, Ltd.                 226,600          342
New Clicks Holdings, Ltd.                        53,722           66
PepsiCo International, Inc. (a)                   2,000          174
Plate Glass and Shatterprufe Industries, Ltd.    22,166          424
Rembrandt Group, Ltd.                           145,752        1,063
Safmarine & Rennie Holdings, Ltd.               168,700          309
Sappi, Ltd.                                     124,500          627
Sasol NPV                                       285,494        2,992
South African Breweries                          42,400        1,046
Trans Natal Coal Corp., Ltd.                    115,600          419
                                                             -------
                                                              17,900
                                                             -------
South Korea - 1.1%
Dong-Ah Construction - EDR (a)                    2,154            2
Hana Bank - GDR (a)                              46,385          262
Hanwha Chemical Corp. (a)                        61,591           61
Housing & Commercial Bank
 Korea - GDR (144A)(a)                           62,700          329
Housing & Commercial Bank, Korea                 33,240          224
Hyundai Motor Co. - GDR (a)                      41,100           64
Korea Electric Power Corp.                       32,700          303
Korea Long-Term Credit Bank                      24,500          150
Korea Mobile Telecommunications Corp.               123           32
Pohang Iron & Steel                               5,400          146
Pohang Iron & Steel - ADR                        11,700          204
Samsung Electronics Co. - GDR (a)                24,981          394
Samsung Electronics, Ltd. (a)                     7,059          160
Samsung Electronics, Ltd. - GDR (a)              87,102          457
Shin Han Bank (a)                                45,000          201
Ssangyong Cement Co., Ltd.                       43,400           92
Ssangyong Oil Refining Co., Ltd.                 62,620          265
Tae Young Corp.                                  16,000          250
                                                             -------
                                                               3,596
                                                             -------
Spain - 0.2%
Quilmes Industrial (Regd)(a)                     55,000          591
                                                             -------
                                                                 591
                                                             -------
Sri Lanka - 0.2%
Aitken Spence & Co.                               8,700           20
Ceylon Theatre                                   13,660           44
Development Finance Corp.                        83,333          324
Hayleys                                          18,240           63
John Keells Holdings, Ltd.                       34,828          190
National Development Bank                         9,800           36
                                                             -------
                                                                 677
                                                             -------
Switzerland - 0.3%
Holderbank Financiere Glarus AG (BR)              1,392        1,136
                                                             -------
                                                               1,136
                                                             -------
Taiwan - 3.1%
Advanced Semiconductor
 Engineering - GDR (a)                           19,000          372
Asia Cement Corp. - GDR                          72,059          839
China Steel Corp. - GDS (a)                      56,712          837
Delta Electronic Industrial (a)                  66,000          263
Evergreen Marine Corp. - GDR                     70,486          775
Hocheng Group Corp. - GDR                       126,566          949
Peregrine SEC -
 Bharat Petroleum (a)                            10,700          114
Peregrine Investment Holdings, Ltd. -
 China Development 2000 Warrants (a)            263,000          750
President Enterprises - GDS (a)                  73,200          860
ROC Taiwan Fund                                  76,500          622
Siliconware Precision Industries Co. - GDR (a)   76,000          958
Taiwan Fund, Inc.                                52,600          868
Yageo Corp. - GDR (a)                           110,416        1,242
Yang Ming Marine Transport - GDR (a)            101,600          792
                                                             -------
                                                              10,241
                                                             -------
Thailand - 1.0%
Advanced Information Services
 (Alien Market)                                  96,600          461
Ban Pu Coal (Alien Market)                       41,100          165
Bangkok Bank (Alien Market)                     184,300          459
Central Pattana Public Co., Ltd.
 (Alien Market)                                 124,700           39
Grammy Entertainment PLC (Alien Market)          42,000          174
Hemaraj Land and Developement PLC
 (Alien Market)                                 105,000          111
Krung Thai Bank PLC (Alien Market)               56,500           12
Land & House (Alien Market)                      29,842            6
Phatra Thanakit Co. (Alien Market)               58,300           32
Pizza Public Co., Ltd. (Alien Market)            97,000          171
Precious Shipping (Alien Market)                137,000           88


Specialty Funds                                        Emerging Markets Fund 19

Emerging Markets Fund

December 31, 1997

                                                  Number        Market
                                                    of          Value
                                                  Shares        (000)
                                                 --------    ---------
PTT Exploration & Production PLC
 (Alien Market)                                   100,000    $   1,151
Regional Container Line (Alien Market)             66,900           51
Siam Cement Co. (Alien Market)                     25,800          204
Swedish Motor Public Co., Ltd.
 (Alien Market)                                   164,900           41
TelecomAsia (Alien Market)(a)                     461,400           88
Thai Farmers Bank (Alien Market)                   84,400          153
Thai Farmers Bank PLC 2002 Warrants
  (Alien Market)(a)                                 4,875            1
Tipco Asphalt Public Co., Ltd.                     11,000            8
                                                              --------
                                                                 3,415
                                                              --------
Turkey - 3.3%
Akansa Cimento AS                               7,148,000        1,000
Aksigorta AS                                    9,426,000          603
EGE Biracilik Ve Malt Sanayii                   5,899,000          534
Erciyas Biracilik Ve Malt Sanayii               2,165,374          303
Ford Otomatio San                                 618,000          514
Kazkommertsbank Co. - GDR (a)                       4,800           96
Koc Holding                                     4,953,000        1,159
Migros                                            771,750          698
Sarkuysan Elektrolitik Bakir                    4,245,000          379
T Garanti Bankasi                               7,882,221          390
T Sise Cam (a)                                 20,042,024        1,475
Yapi Kredi Bankasi                             96,831,316        3,691
                                                              --------
                                                                10,842
                                                              --------
United Kingdom - 0.6%
Ashanti Goldfields, Ltd. - ADR                    107,200          804
Billiton PLC - ADR (a)                             54,678          130
Lonrho PLC                                        465,816          719
Pliva d.d. - GDR (a)                               23,200          404
                                                              --------
                                                                 2,057
                                                              --------
United States - 0.4%
Enron Corp.                                        32,161        1,337
                                                              --------
                                                                 1,337
                                                              --------
Venezuela - 3.2%
CIA Anon Nacional Telefonos de
 Venezuela - ADR                                  157,546        6,558
Electricidad de Caracas (Regd)                  1,001,013        1,201
Mavesa SA - ADR                                   151,875          968
Siderurgica Venezolana Sivensa - ADR              395,000        1,561
Siderurgica Venezolana
 Sivensa - GDR (144A)(a)                           35,909          216
                                                              --------
                                                                10,504
                                                              --------
Zimbabwe - 0.4%
Delta Corp.                                     1,328,757          880
Reunion Mining PLC (a)                            250,000          341
                                                              --------
                                                                 1,221
                                                              --------
Total Common Stocks
 (cost $281,428)                                               272,053
                                                              --------
Preferred Stocks - 11.7%
Argentina - 0.4%
Quilmes Industrial Quinsa Societe - ADR            92,950        1,272
                                                              --------
                                                                 1,272
                                                              --------
Brazil - 10.1%
Banco Bradesco SA NPV                         358,606,720        3,535
Banco Itau SA (Regd)                            5,934,031        3,190
Brahma (cia Cervej) NPV                         1,093,000          735
Brasmotor SA NPV                                4,575,000          451
Cia Riograndense Telecom NPV (a)                  751,000          925
Companhia Brasileira de Distribuicao
 Grupo Pao de Acucar - NPV                      9,500,000          174
Companhia Brasileira de Projetos e
 Obras (Units)(a)                              36,700,000          671
Companhia Energetica de Minas                  50,879,399        3,247
Companhia Energetica de
 Sao Paulo - ADR (Regd)                            16,800          279
Companhia Energetica de Sao Paulo NPV          20,825,000        1,250
Companhia Paranaense de Energia - Copel        57,640,000          782
Companhia Paranaense de Energia
 Copel Class B - ADR                               15,800          216
Coteminas (Cia Tec) NPV                         2,305,105          826
Duratex SA (BR)                                 3,364,000          133
Electrobras Series B NPV                        6,210,000          317
Empresa Nacional de Comercio
 Redito e Participacoes SA NPV (a)              2,305,105            2
Industrias Klabin de Papel e
  Celulose SA NPV                               1,214,928          555
Iochpe Maxion SA - ADR (a)                        232,300          396
Itausa Investimentos Itau SA                    1,100,000          857
Kepler Weber SA NPV (a)                             3,200           13


20 Emerging Markets Fund                                        Specialty Funds

Emerging Markets Fund

December 31, 1997

                                           Number       Market
                                             of         Value
                                           Shares       (000)
                                         ---------     --------
Lojas Arapua SA NPV                     54,300,000     $    195
Lojas Renner SA NPV                      6,000,000          188
Marcopolo SA - NPV                       2,760,000          326
Odebrecht SA - NPV                      11,793,000           79
Perdigao SA NPV                        225,200,000          295
Petro Ipiranga (cia) NPV                79,100,000        1,205
Petrobras Distribuidora NPV             19,872,500          347
Petroleo Brasileiro SA NPV              23,698,866        5,542
Telecomunicacoes - NPV                   5,230,047        1,392
Telecomunicacoes Brasileiras - NPV      23,035,542        2,628
Telecomunicacoes de Minas Gerais
 Class B NPV                             9,292,000        1,174
Telecomunicacoes de Minas Gerais
 Series B NPV (a)                           33,489            4
Telecomunicacoes de Sao Paulo SA -
 TELESP (a)                                175,358           47
Telecomunicacoes do Rio de
 Janeiro SA - Telerj NPV (a)               250,123           26
Telecomunicacoes do Rio de
 Janeiro SA NPV                          8,650,817          899
Votorantim Papale                       20,700,000          399
Weg SA                                     630,000          384
                                                        -------
                                                         33,684
                                                        -------
Colombia - 0.0%
Gran Cadena de Almacenes Class B - ADR      23,920          179
                                                        -------
                                                            179

                                                            179
                                                        -------
Greece - 0.1%
Delta Dairy                                 25,520          229
                                                        -------
                                                            229
                                                        -------
Portugal - 0.2%
Filmes Lusomundo-SGPS SA                    61,000          558
                                                        -------
                                                            558
                                                        -------
Russia - 0.9%
Fleming Russia Securities Fund (a)          53,458        1,096
Lukoil Holding Oil Co. - ADR                62,300        1,884
                                                        -------
                                                          2,980
                                                        -------
Total Preferred Stocks
(cost $33,335)                                           38,902
                                                        -------

Long-Term Investments - 0.7%
Brazil - 0.1%
Casa Anglo Series 2
     1.000% due 11/01/99 (conv.)                 3          214
                                                       --------
                                                            214
                                                       --------
Indonesia - 0.0%
Modemland Realty
    6.000% due 01/04/03 (conv.)       IDR       30            8
                                                       --------
                                                              8
                                                       --------
Malaysia - 0.0%
Phileo Allied Berhad
    4.000% due 09/12/01 (conv.)                275           23
                                                       --------
                                                             23
                                                       --------
Poland - 0.1%
Elektrim Spolka Akcyjna SA
    2.000% due 05/30/04 (conv.)                596          315
                                                       --------
                                                            315
                                                       --------
South Korea - 0.1%
Shinwon Corp.
    0.500% due 12/31/08 (conv.)                520          489
                                                       --------
                                                            489
                                                       --------
Taiwan - 0.4%
Far Eastern Dept. Stores
    3.000% due 07/06/01 (conv.)                981          863
United Microelectronics Corp., Ltd.
    1.250% due 06/08/04 (conv.)(a)             215          570
                                                       --------
                                                          1,433
                                                       --------
Total Long-Term Investments
 (cost $2,568)                                            2,482
                                                       --------
Short-Term Investments - 4.0%
United States - 4.0%
Frank Russell Investment Company
Money Market Fund, due on demand (b)        13,240       13,240
                                                        -------
Total Short-Term Investments
(cost $13,240)                                           13,240
                                                        -------


Specialty Funds                                        Emerging Markets Fund 21

Emerging Markets Fund

December 31, 1997

                                                        Market
                                                        Value
                                                        (000)
                                                      ---------
Total Investments
(identified cost $330,571)(c) - 98.1%                 $ 326,677
Other Assets and Liabilities,
Net-1.9%                                                  6,375
                                                      ---------
Net Assets - 100.0%                                   $ 333,052
                                                      =========


(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) See Note 2 for federal income tax information.

Abbreviations:
ADR - American Depositary Receipt
EDR - European Depositary Receipt
GDR - Global Depositary Receipt
GDS - Global Depositary Share
NPV - No Par Value
NV - Nonvoting
PLC - Public Limited Company
SEC - Shareholders Equity Certificates
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

Foreign Currency Abbreviations:
ARS - Argentina peso
GRD - Greek drachma
IDR - Indonesian rupiah
THB - Thailand baht
TRL - Turkish lira

        The accompanying notes are an integral part of the financial statements.

22  Emerging Markets Fund                                        Specialty Funds

Emerging Markets Fund

December 31, 1997

                                         % of           Market
                                         Net            Value
Industry Diversification                Assets          (000)
------------------------------------  ----------      ---------
Auto & Transportation                     3.1%        $  10,406
Consumer Discretionary                   11.3            37,671
Consumer Staples                          8.3            27,764
Financial Services                       13.1            43,743
Health Care                               0.6             1,895
Integrated Oils                           8.4            27,857
Materials & Processing                   14.3            47,554
Miscellaneous                             6.7            22,322
Other Energy                              3.4            11,366
Producer Durables                         2.0             6,496
Technology                                1.5             5,105
Utilities                                20.7            68,776
Short-Term Investments                    4.0            13,240
Long-Term Investments                     0.7             2,482
                                      ----------      ---------
Total Investments                        98.1           326,677
Other Assets and Liabilities, Net         1.9             6,375
                                      ----------      ---------
Net Assets                              100.0%        $ 333,052
                                      ==========      =========

                                         % of           Market
                                          Net           Value
Geographic Diversification              Assets          (000)
------------------------------------  ----------      ---------
Latin America                            45.2%        $ 150,592
Europe                                   21.1            70,501
Pacific Basin                            18.4            61,470
Africa                                    6.5            21,361
United Kingdom                            0.6             2,057
United States                             0.4             1,337
United States (Short-Term Investments)    4.0            13,240
Middle East                               1.5             4,856
Bermuda                                   0.4             1,263
                                      ----------      ---------
Total Investments                        98.1           326,677
Other Assets and Liabilities, Net         1.9             6,375
                                      ----------      ---------
Net Assets                              100.0%        $ 333,052
                                      ==========      =========


Foreign Currency Exchange Spot Contracts
(Note 2)


                                                  Unrealized
Contracts to        In                           Appreciation
   Deliver      Exchange For       Settlement   (Depreciation)
    (000)          (000)              Date          (000)
------------  ----------------     ----------   --------------
USD       35  ARS           35      01/02/98                --
USD        9  GRD        2,375      01/05/98                --
USD      914  TRL  188,048,688      01/05/98                (7)
                                                --------------
                                                $           (7)
                                                ==============


Forward Foreign Currency Exchange Contracts
(Note 2)

                                                Unrealized
 Contracts to    In Exchange                   Appreciation
   Deliver           For         Settlement   (Depreciation)
    (000)           (000)           Date          (000)
-------------    -----------     ----------   --------------
THB    71,145    USD   1,762      02/23/98    $          258
                                              ==============


        The accompanying notes are an integral part of the financial statements.

Specialty Funds                                        Emerging Markets Fund 23

Emerging Markets Fund

Statement of Assets and Liabilities

December 31, 1997

                                                                                                                      Amounts in
                                                                                                                   thousands (except
                                                                                                                   per share amount)
Assets
Investments at market (identified cost $330,571)(Note 2)....................................................   $            326,677
Foreign currency holdings (identified cost $4,219)..........................................................                  3,903
Forward foreign currency exchange contracts (cost $1,762)(Note 2)...........................................                  1,762
Foreign currency exchange spot contracts (cost $958)(Note 2)................................................                    951
Receivables:
  Dividends and interest....................................................................................                  1,155
  Investments sold..........................................................................................                  3,259
  Fund shares sold..........................................................................................                  3,974
  Foreign taxes recoverable.................................................................................                     13
Deferred organization expenses (Note 2).....................................................................                      1
                                                                                                               --------------------
       Total Assets.........................................................................................                341,695

Liabilities
Payables:
  Bank overdraft......................................................................   $              491
  Investments purchased...............................................................                4,413
  Fund shares redeemed................................................................                  714
  Accrued fees to affiliates (Note 4).................................................                  392
  Other accrued expenses and payables.................................................                  171
Forward foreign currency exchange contracts (cost $1,762)(Note 2).....................                1,504
Foreign currency exchange spot contracts (cost $958)(Note 2)..........................                  958
                                                                                         ------------------
    Total Liabilities.......................................................................................                  8,643
                                                                                                               --------------------
Net Assets..................................................................................................   $            333,052
                                                                                                               ====================
Net Assets consist of:
Accumulated distributions in excess of net investment income................................................   $               (862)
Accumulated net realized gain (loss)........................................................................                (13,576)
Unrealized appreciation (depreciation) on:
  Investments...............................................................................................                 (3,894)
  Foreign currency-related transactions.....................................................................                    (46)
Shares of beneficial interest...............................................................................                    283
Additional paid-in capital..................................................................................                351,147
                                                                                                               --------------------
Net Assets..................................................................................................   $            333,052
                                                                                                               ====================
Net Asset Value, offering and redemption price per share:
   ($333,051,657 divided by 28,254,105 shares of $.01 par value
    shares of beneficial interest outstanding)..............................................................   $              11.79
                                                                                                               ====================


        The accompanying notes are an integral part of the financial statements.

24  Emerging Markets Fund                                        Specialty Funds

Emerging Markets Fund

Statement of Operations

For the Year Ended December 31, 1997

                                                                                                         Amounts in thousands
Investment Income:
  Dividends..........................................................................................    $              7,455
  Dividends from Money Market Fund (Note 5)..........................................................                   1,657
  Interest...........................................................................................                     139
  Less foreign taxes withheld........................................................................                    (509)
                                                                                                         --------------------
       Total Investment Income.......................................................................                   8,742

Expenses (Notes 2 and 4):
  Management fees.............................................................   $            4,167
  Custodian fees..............................................................                  894
  Transfer agent fees.........................................................                  447
  Bookkeeping service fees....................................................                   36
  Professional fees...........................................................                   33
  Registration fees...........................................................                   77
  Trustees' fees..............................................................                    4
  Amortization of deferred organization expenses..............................                    7
  Miscellaneous...............................................................                   47
                                                                                 ------------------
       Total Expenses................................................................................                   5,712
                                                                                                         --------------------
Net investment income................................................................................                   3,030
                                                                                                         --------------------
Realized and Unrealized
  Gain (Loss) on Investments (Notes 2 and 3)
Net realized gain (loss) from:
  Investments.................................................................               (4,274)
  Foreign currency-related transactions.......................................                 (564)                   (4,838)
                                                                                 ------------------
Net change in unrealized appreciation or depreciation of:
  Investments.................................................................              (18,113)
  Foreign currency-related transactions.......................................                   (9)                  (18,122)
                                                                                 ------------------      --------------------
Net gain (loss) on investments.......................................................................                 (22,960)
                                                                                                         --------------------
Net increase (decrease) in net assets resulting from operations......................................    $            (19,930)
                                                                                                         ====================


        The accompanying notes are an integral part of the financial statements.

Specialty Funds                                        Emerging Markets Fund 25

Emerging Markets Fund

Statements of Changes in Net Assets

For the Years Ended December 31,

                                                                                                     Amounts in thousands
                                                                                                    1997                 1996
                                                                                              ------------------  -----------------
Increase (Decrease) in Net Assets
From Operations:
    Net investment income..............................................................       $            3,030  $           1,770
    Net realized gain (loss)...........................................................                   (4,838)               831
    Net change in unrealized appreciation or depreciation..............................                  (18,122)            20,295
                                                                                              ------------------  -----------------
       Net increase (decrease) in net assets resulting from operations.................                  (19,930)            22,896
                                                                                              ------------------  -----------------
From Distributions to Shareholders:
    Net investment income..............................................................                   (1,176)            (1,543)
    In excess of net investment income.................................................                   (2,439)            (1,918)
                                                                                              ------------------  -----------------
       Total Distributions to Shareholders.............................................                   (3,615)            (3,461)
                                                                                              ------------------  -----------------
From Fund Share Transactions:
    Net increase (decrease) in net assets from Fund share transactions (Note 6)........                  85,107              79,382
                                                                                              ------------------  -----------------
Total Net Increase (Decrease) in Net Assets............................................                  61,562              98,817
Net Assets
    Beginning of period................................................................                 271,490             172,673
                                                                                              ------------------  -----------------
    End of period (including accumulated distributions in excess of
      net investment income of $862 and $1,854, respectively)..........................       $         333,052   $         271,490
                                                                                              ==================  =================

        The accompanying notes are an integral part of the financial statements.

26  Emerging Markets Fund                                       Specialty Funds

Emerging Markets Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                                          1997      1996     1995    1994    1993*
                                                                                        --------  -------  -------  ------ --------
Net Asset Value, Beginning of Period...........................................         $  12.35  $ 11.16  $ 12.25  $ 13.90 $  10.00
                                                                                        --------  -------  -------  ------- --------
Income From Investment Operations:
    Net investment income......................................................              .14       .10     .11     .15       .07
    Net realized and unrealized gain (loss) on investments.....................             (.56)     1.26   (1.12)  (1.24)     4.09
                                                                                        --------  --------  -------  ------ --------
       Total Income From Investment Operations.................................             (.42)     1.36    (1.01)  (1.09)    4.16
                                                                                        --------  --------  -------  ------ --------
Less Distributions:
    Net investment income......................................................             (.05)     (.08)    (.03)   (.10)   (.07)
    In excess of net investment income.........................................             (.09)     (.09)    (.02)   (.10)   (.01)
    Net realized gain on investments...........................................               --        --       --    (.31)   (.18)
    In excess of net realized gain on investments..............................               --        --     (.03)   (.05)     --
                                                                                        --------  --------  -------  ------ --------
       Total Distributions.....................................................             (.14)     (.17)    (.08)   (.56)   (.26)
                                                                                        --------  --------  -------  ------ --------
Net Asset Value, End of Period.................................................         $  11.79  $  12.35 $  11.16 $ 12.25 $ 13.90
                                                                                        ========  ======== ======== ======= =======
Total Return (%)(a)(c).........................................................            (3.45)    12.26    (8.21)  (5.83)  41.83

Ratios/Supplemental Data:
    Net Assets, end of period ($000 omitted)                                             333,052   271,490  172,673 127,271  65,457

    Ratios to average net assets (%)(b)(c):
       Operating expenses, net.................................................             1.64     1.71      1.75     .80     .80
       Operating expenses, gross...............................................             1.64     1.72      1.80     .83    1.60
       Net investment income...................................................              .87      .77       .88    1.10    1.33
    Portfolio turnover rate (%)(b).............................................            50.60    34.62     71.16   57.47   89.99
    Average commission rate paid per share
      of security ($ omitted)(d)...............................................            .0012    .0007       N/A     N/A     N/A


*   For the period January 29, 1993 (commencement of operations) to
    December 31, 1993.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended December 31, 1993, are annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
    Note 4.
(d) In certain foreign markets the relationship between the translated U.S. dollar price per share and commission paid per share may vary from that of domestic markets.

Specialty Funds                                         Emerging Markets Fund 27

Equity T Fund

Portfolio Management Discussion

December 31, 1997 (Unaudited)



Objective: To provide capital growth while minimizing the impact of taxes on investment returns.

Invests in: U.S. Equity Securities.

Strategy: The Fund focuses on superior stock selection in a risk-controlled portfolio while minimizing the impact of taxes by explicitly integrating the tax implications of portfolio activities on after-tax returns.

                               PERFORMANCE CHART

                       Dates      Equity T   S&P 500(R) **
                    -----------   --------   -------------
                    Inception *   $10,000       $10,000
                       1996       $10,642       $10,551
                       1997       $14,019       $14,073

         Equity T Fund                                             Standard & Poor's(R)500 Composite Stock Price Index
         Periods Ended        Growth of         Total             Periods Ended           Growth of              Total
           12/31/97            $10,000          Return              12/31/97               $10,000               Return
         -------------        ---------       -----------         -------------         -------------         -----------
         1 Year                $ 13,173         31.73%                1 Year               $ 13,338              33.38%
         Inception             $ 14,088         31.31%(S)             Inception            $ 14,240              32.41%(S)


* The Fund commenced operations on October 7, 1996. Index comparison began November 1, 1996.

** The Standard & Poor's(R) 500 Composite stock Index is composed of 500 common stocks which are chosen by standard and Poor's Corporation to best capture the price performance of a large cross--section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

(S) Annualized.

28  Equity T. Fund                                               Specialty Funds

Equity T Fund

Portfolio Management Discussion

December 31, 1997 (Unaudited)



Performance Review

For the year ending December 31, 1997, the Equity T Fund reflected a total return of 31.7% as compared to the S&P 500 Index gain of 33.4%. The Fund trailed the Index primarily due to the impact of several underperforming securities, as well as general weakness among stocks of companies with less predictable earnings. Taxable capital gains were negligible for the year relative to other mutual funds.

Portfolio Highlights

For the third consecutive year, the stock market favored the large capitalization stocks over midcap and small cap alternatives. The market also proved to be dominated by more defensive sectors, such as consistent growth-oriented shares of health care and consumer staples companies, and interest-rate sensitive financial services and utilities companies.

While many growth and income funds trailed the index due to the market's rotation to defensive sectors, Equity T's limited economic sector deviations from the index helped limit the effects of performance disparities versus the benchmark. However, the Fund's midcap exposure did have a negative impact, as performance was also impacted by its overweightings in several underperforming technology companies late in the year. Positions in Oracle and Intel were two of the Fund's larger underperforming technology holdings, both victims of negative earnings news. With a strong dollar and weakening markets in Asia, it appeared to be a good decision to avoid large US multinationals. However, with the exception of third quarter, multinational consumer products companies such as Coca Cola, Proctor & Gamble, and GE, outperformed. Unfortunately, the Fund was persistently underweighted in the sector.

Top Ten Equity Holdings
(as a percent of Total Investments)                December 31, 1997

Philip Morris Cos., Inc.                                     2.7%
Exxon Corp.                                                  2.4
Proctor & Gamble Co.                                         1.8
Bristol-Myers Squibb Co.                                     1.6
Intel Corp.                                                  1.5
Royal Dutch Petroleum Co.                                    1.4
GTE Corp.                                                    1.4
First Union Corp.                                            1.4
International Business Machines Corp.                        1.3
General Electric Corp.                                       1.3


Portfolio Characteristics

                                                   December 31, 1997

Current P/E Ratio                                              21.9%
Portfolio Price/Book Ratio                                     3.88x
Market Capitalization - $-Weighted Average                 47.88 Bil
Number of Holdings                                               239


Money Manager                                        Style

J.P. Morgan Investment Management, Inc.              Market-Oriented

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Specialty Funds                                               Equity T. Fund  29

Equity T Fund

Statement of Net Assets

December 31, 1997


                                           Number       Market
                                             of         Value
                                           Shares        (000)
                                          --------     --------
Common Stocks - 93.4%
Auto and Transportation - 3.3%
Burlington Northern, Inc.                    1,900     $    177
Chrysler Corp.                               5,600          197
Consolidated Freightways Corp. (a)             250            3
CSX Corp.                                    5,500          297
Eaton Corp.                                    100            9
Ford Motor Co.                               8,600          419
General Motors Corp.                           800           49
Goodyear Tire & Rubber Co.                  12,700          807
Norfolk Southern Corp.                      21,600          666
Southwest Airlines Co.                       8,850          218
Union Pacific Corp.                         10,900          681
Wisconsin Central Transportation Corp. (a)   1,900           44
                                                       --------
                                                          3,567
                                                       --------
Consumer Discretionary - 7.8%
AutoZone Inc. (a)                            4,200          122
Best Buy Co. (a)                             4,100          151
Black & Decker Corp.                           500           20
Choice Hotels International, Inc. (a)          300            5
Circuit City Stores, Inc.                   10,600          377
Corporate Express, Inc. (a)                 14,800          191
Dayton Hudson Corp.                          6,900          466
Dillard's, Inc. Class A                      9,700          342
Disney (Walt) Co.                              900           89
Donnelley (R.R.) & Sons Co.                  4,300          160
Extended Stay America, Inc. (a)              1,700           21
Federated Department Stores, Inc. (a)        9,700          418
Fruit of the Loom, Inc. Class A (a)         11,300          290
General Nutrition Companies, Inc. (a)          100            3
Harrah's Entertainment, Inc. (a)            13,900          262
Hasbro, Inc.                                   900           28
Hilton Hotels Corp.                          1,100           33
Home Depot, Inc. (The)                         500           29
International Game Technology               10,000          253
ITT Corp. (a)                                  800           66
JC Penney & Co., Inc.                          800           48
Mattel, Inc.                                 7,700          287
McDonald's Corp.                               500           24
Mirage Resorts, Inc. (a)                    14,500          330
Nine West Group, Inc. (a)                    5,400          140
Reebok International, Ltd. (a)               1,000           29
Sears Roebuck & Co.                         16,100          729
Service Corp. International                 12,800          473
Sunburst Hospitality Corp. (a)                 100            1
Time Warner, Inc.                           14,125          875
TJX Cos., Inc.                               4,900          168
Toys "R" Us,Inc. (a)                        11,700          368
Tricon Global Restaurants, Inc. (a)          2,140           62
Viacom, Inc. Class B (a)                     3,800          157
Wal-Mart Stores, Inc.                       22,100          871
Waste Management, Inc.                      16,400          451
Whirlpool Corp.                              4,300          237
                                                       --------
                                                          8,576
                                                       --------
Consumer Staples - 12.0%
Albertson's, Inc.                            1,600           76
Anheuser-Busch Cos., Inc.                   17,800          783
Campbell Soup Co.                              300           17
Coca-Cola Co. (The)                         21,700        1,446
Colgate-Palmolive Co.                          400           29
CPC International, Inc.                      1,000          108
General Mills, Inc.                          4,600          329
Gillette Co.                                11,300        1,135
Heinz (H.J.) Co.                             1,400           72
Kellogg Co.                                  9,500          471
Kroger Co. (a)                              13,000          480
PepsiCo. Inc.                               31,800        1,159
Philip Morris Cos., Inc.                    66,800        3,027
Procter & Gamble Co.                        25,500        2,035
Ralston-Purina Group                         5,600          520
Safeway, Inc. (a)                            3,000          190
Sara Lee Corp.                               1,800          102
Seagram Co., Ltd.                           11,100          359
Unilever NV                                 13,600          849
                                                       --------
                                                         13,187
                                                       --------
Financial Services - 17.9%
AEGON NV                                     2,804          251
AMBAC, Inc.                                  2,600          120
American Express Co.                         9,700          866
American General Corp.                         200           11
American International Group, Inc.          10,800        1,175
Banc One Corp.                              14,213          772
BankAmerica Corp.                            2,500          183
Barnett Banks, Inc.                          1,100           79
Bear Steams Cos., Inc.                       1,770           84
Beneficial Corp.                             5,100          424
Capital One Financial Corp.                    300           16
Charter One Financial, Inc.                  1,785          112
Chase Manhattan Corp.                       13,300        1,456
Chubb Corp. (The)                              200           15
CIGNA Corp.                                  5,800        1,004
Citicorp                                     3,200          405
ContiFinancial Corp. (a)                     2,300           58
CoreStates Financial Corp.                     900           72


30  Equity T Fund                                                Specialty Funds

Equity T Fund

December 31, 1997


                                                         Number       Market
                                                           of          Value
                                                         Shares        (000)
                                                        --------     --------
Crestar Financial Corp.                                      668     $     38
Dime Bancorp, Inc.                                         2,600           78
Edwards (A.G.), Inc.                                       5,700          227
Federal Home Loan Mortgage Corp.                           5,600          235
Federal National Mortgage Association                     22,500        1,284
Financial Security Assurance Holdings, Ltd.                1,700           82
First Chicago NBD Corp.                                    8,300          693
First Data Corp.                                           2,000           59
First Union Corp.                                         31,260        1,602
Firstar Corp.                                              1,500           64
Fleet Financial Group, Inc.                                4,800          360
Fremont General Corp.                                      2,200          120
General Re Corp.                                             200           42
Green Tree Financial Corp.                                 3,900          102
Hartford Financial Services Group, Inc. (The)              6,200          580
Household International Corp.                              3,200          408
Lincoln National Corp.                                       500           39
Marsh & McLennan Cos., Inc.                                9,800          731
MBIA, Inc.                                                 4,400          294
Morgan Stanley, Dean Witter, Discover and Co.              9,740          576
NationsBank Corp.                                         11,732          713
Ocwen Financial Corp. (a)                                  5,100          130
Pacific Century Financial Corp.                            7,000          173
PMI Group, Inc. (The)                                      2,500          181
Providian Financial Corp.                                  6,400          289
Republic New York Corp.                                    1,000          114
SouthTrust Corp.                                           5,200          329
TCF Financial Corp.                                        4,600          156
Transamerica Financial Corp.                               2,800          298
Travelers, Inc.                                           21,817        1,175
UNUM Corp.                                                 4,100          223
Washington Federal, Inc.                                  13,850          435
Washington Mutual, Inc.                                    8,530          544
Wells Fargo & Co.                                            600          204
                                                                     --------
                                                                       19,681
                                                                     --------
Health Care - 9.6%
ALZA Corp. (a)                                            17,400          554
American Home Products Corp.                               8,600          658
Bausch & Lomb, Inc.                                        7,300          289
Bristol-Myers Squibb Co.                                  19,100        1,807
Columbia/HCA Healthcare Corp.                                600           18
Crescenco Pharmaceuticals Corp. Class A (a)                  870           10
Forest Labs, Inc. (a)                                     11,700          577
Health Care & Retirement Corp. (a)                         3,400          137
Humana, Inc. (a)                                          28,000          581
Johnson & Johnson                                          9,700          639
Lilly (Eli) & Co.                                          1,800          125
Merck & Co., Inc.                                         13,800        1,466
Pfizer, Inc.                                              15,300        1,141
Schering-Plough Corp.                                     10,100          627
Tenet Healthcare Corp. (a)                                 5,900          195
United Healthcare Corp.                                    7,900          394
Warner-Lambert Co.                                        10,600        1,314
                                                                     --------
                                                                       10,532
                                                                     --------
Integrated Oils - 7.0%
Amoco Corp.                                                  100            9
Ashland, Inc.                                                100            5
Atlantic Richfield Co.                                    10,400          833
Enron Corp.                                               20,500          852
Exxon Corp.                                               44,800        2,741
Mobil Corp.                                               11,500          830
Royal Dutch Petroleum Co.                                 30,400        1,647
Tenneco, Inc.                                             15,500          612
Texaco, Inc.                                               3,500          190
                                                                     --------
                                                                        7,719
                                                                     --------
Materials and Processing - 5.9%
Albemarle Corp.                                            7,300          174
Allegheny Teldyne, Inc.                                    3,900          101
Aluminum Co. of America                                    2,300          162
Boise Cascade Corp.                                        6,200          188
Crompton & Knowles Corp.                                   8,300          220
Cytec Industries, Inc. (a)                                 5,700          268
Dow Chemical Co.                                          14,500        1,472
du Pont (E.I.) de Nemours & Co.                           16,300          979
Kimberly-Clark Corp.                                       8,700          429
Mead Corp.                                                 5,000          140
Oregon Metallurgical Corp. (a)                             8,400          280
Owens-Corning Fiberglas Corp.                              7,500          256
Solutia, Inc.                                              2,700           71
Temple-Inland, Inc.                                        7,500          392
Tyco International, Ltd.                                  17,508          789
Union Carbide Corp.                                       12,800          550
                                                                     --------
                                                                        6,471
                                                                     --------
Other Energy - 2.1%
Baker Hughes, Inc.                                         3,300          144
Cooper Cameron Corp. (a)                                   4,600          281
Diamond Offshore Drilling, Inc.                            6,200          298
El Paso Natural Gas Co.                                    5,100          339



Specialty Funds                                               Equity T Fund   31

Equity T Fund

December 31, 1997


                                           Number        Market
                                             of          Value
                                           Shares        (000)
                                          --------     --------
Falcon Drilling Co., Inc. (a)                3,600     $    126
Noble Drilling Corp. (a)                       500           15
Schlumberger, Ltd.                           7,000          564
Smith International, Inc. (a)                  200           12
Tosco Corp.                                  9,600          363
Valero Energy Corp.                          5,000          157
                                                       --------
                                                          2,299
                                                       --------
Producer Durables - 6.6%
AlliedSignal, Inc.                          20,400          794
Applied Materials, Inc. (a)                  4,800          144
Boeing Co.                                  18,860          923
Boston Scientific Corp. (a)                  1,000           46
Caterpillar, Inc.                              200           10
Coltec Industries, Inc. (a)                  5,500          128
Emerson Electric Co.                        10,300          581
General Electric Co.                        20,100        1,475
Grainger (W.W.), Inc.                        5,900          573
ITT Industries, Inc.                         8,500          267
Johnson Controls, Inc.                      10,900          520
Lockheed Martin Corp.                        1,000           99
Northrop Grumman Corp.                         300           35
Perkin-Elmer Corp.                          11,200          796
Raychem Corp.                                2,000           85
Raytheon Co. Class A                            51            3
Rockwell International Corp.                 1,000           52
Xerox Corp.                                 10,200          753
                                                       --------
                                                          7,284
                                                       --------
Technology - 10.9%
Bay Networks, Inc. (a)                       3,800           97
Cisco Systems, Inc. (a)                     14,350          800
COMPAQ Computer Corp.                        9,550          539
Computer Associates International, Inc.      2,700          143
Cooper Industries, Inc.                      7,200          353
Dell Computer Corp. (a)                      2,900          244
Electronic Data Systems Corp.                  700           30
EMC Corp. (a)                               24,600          675
General Dynamics Corp.                         400           35
Harris Corp.                                10,600          486
Hewlett-Packard Co.                            400           25
Intel Corp.                                 23,700        1,663
International Business Machines Corp.       14,500        1,516
Lucent Technologies, Inc.                    2,900          232
Microsoft Corp. (a)                          8,800        1,137
Motorola, Inc.                              11,500          656
National Semiconductor Corp. (a)             8,300          215
NCR Corp. (a)                                   62            2
Newport News Shipbuilding, Inc.                 60            2
Oracle Systems Corp. (a)                    59,700        1,328
Quantum Corp. (a)                           13,200          265
Sun Microsystems, Inc. (a)                  20,500          817
Symbol Technologies, Inc.                    2,300           87
Texas Instruments, Inc.                     13,700          617
                                                       --------
                                                         11,964
                                                       --------
Utilities - 10.3%
Airtouch Communications, Inc. (a)            1,400           58
AT&T Corp.                                   5,900          361
Bell Atlantic Corp.                          6,232          567
BellSouth Corp.                                200           11
Dominion Resources, Inc.                     4,000          170
DTE Energy Co.                                 400           14
Duke Power Co.                               7,506          416
Entergy Corp.                               11,900          356
GTE Corp.                                   30,700        1,604
Illinova Corp.                               7,200          194
MCI Communications Corp.                    18,000          771
New England Electric System                    500           21
Northern States Power Co.                    3,700          216
PG&E Corp.                                   1,717           52
SBC Communications, Inc.                    16,100        1,179
Southern Co.                                41,900        1,084
Sprint Corp.                                23,200        1,360
Tele-Communications, Inc. Class A (a)       19,086          532
Tele-Communications TCI Ventures Group
 Series A New (a)                           10,914          309
Texas Utilities Co.                          1,600           68
U.S. West Media Group (a)                   16,500          476
Unicom Corp.                                 4,800          148
Western Resources, Inc.                        200            9
Wisconsin Energy Corp.                       1,000           29
WorldCom, Inc. (a)                          40,710        1,231
                                                       --------
                                                         11,236
                                                       --------
Total Common Stocks
(cost $88,255)                                          102,516
                                                       --------

                                         Principal
                                          Amount
                                           (000)
                                         ---------
Short-Term Investments - 10.5%
Frank Russell Investment Company
 Money Market Fund, due on demand (b)    $  11,377       11,377


32  Equity T Fund                                                Specialty Funds

Equity T Fund

December 31, 1997

                                         Principal      Market
                                           Amount       Value
                                           (000)        (000)
                                         ---------     --------
United States Treasury Notes
     5.125% due 04/30/98 (c)             $     150     $    150
                                                       --------
Total Short-Term Investments
(cost $11,527)                                           11,527
                                                       --------
Total Investments
(identified cost $99,782)(d) - 103.9%                   114,043
Other Assets and Liabilities,
Net - (3.9%)                                             (4,308)
                                                       --------
Net Assets - 100.0%                                    $109,735
                                                       ========


                                                        Unrealized
                                         Number        Appreciation
                                           of         (Depreciation)
                                        Contracts         (000)
                                        ---------     --------------
Futures Contracts
(Notes 2 and 3)
S&P 500 Index Futures Contracts
  expiration date 03/98                        10     $           31
                                                      --------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased ((S))                           $           31
                                                      ==============


((S)) At December 31, 1997, United States Treasury Notes valued at $150 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral by the custodian in connection with futures contracts purchased.
(d) See Note 2 for federal income tax information.

Abbreviations:
NV - Nonvoting

        The accompanying notes are an integral part of the financial statements.

Specialty Funds                                                 Equity T Fund 33

Equity T Fund

Statement of Assets and Liabilities

December 31, 1997

                                                                                                                     Amounts in
                                                                                                                   thousands (except
                                                                                                                   per share amount)
Assets
Investments at market (identified cost $99,782)(Note 2)....................................................... $            114,043
Receivables:
  Dividends and interest......................................................................................                  160
  Fund shares sold............................................................................................                  441
Prepaid expenses..............................................................................................                    3
Deferred organization expenses (Note 2).......................................................................                   18
                                                                                                               --------------------
       Total Assets...........................................................................................              114,665

Liabilities
Payables:
    Investments purchased............................................................... $            4,818
    Accrued fees to affiliates (Note 4).................................................                 69
    Other accrued expenses..............................................................                 43
                                                                                         ------------------
       Total Liabilities......................................................................................                4,930
                                                                                                               --------------------
Net Assets.................................................................................................... $            109,735
                                                                                                               ====================
Net Assets consist of:
Undistributed net investment income........................................................................... $                 20
Accumulated net realized gain (loss)..........................................................................                   39
Unrealized appreciation (depreciation) on:
  Investments.................................................................................................               14,261
  Futures contracts...........................................................................................                   31
Shares of beneficial interest.................................................................................                   79
Additional paid-in capital....................................................................................               95,305
                                                                                                               --------------------
Net Assets.................................................................................................... $            109,735
                                                                                                               ====================
Net Asset Value, offering and redemption price per share:
    ($109,735,041 divided by 7,896,943 shares of $.01 par value
    shares of beneficial interest outstanding)................................................................ $              13.90
                                                                                                               ====================

        The accompanying notes are an integral part of the financial statements.

34  Equity T Fund                                                Specialty Funds

Equity T Fund

Statement of Operations

For the Year Ended December 31, 1997

                                                                                                               Amounts in thousands
Investment Income:
    Dividends...............................................................................................   $                897
    Dividends from Money Market Fund (Note 5)...............................................................                    173
    Interest................................................................................................                      7
                                                                                                               --------------------
       Total Investment Income..............................................................................                  1,077

Expenses (Notes 2 and 4):
    Management fees..................................................................    $              421
    Custodian fees...................................................................                    70
    Transfer agent fees..............................................................                    26
    Bookkeeping service fees.........................................................                     3
    Professional fees................................................................                    12
    Registration fees................................................................                    63
    Trustees' fees...................................................................                     4
    Amortization of deferred organization expenses...................................                     5
    Miscellaneous....................................................................                     3
                                                                                         ------------------
    Expenses before reductions.......................................................                   607
    Expense reductions (Note 4)......................................................                   (46)
                                                                                         ------------------
       Total Expenses.......................................................................................                    561
                                                                                                               --------------------
Net investment income.......................................................................................                    516
                                                                                                               --------------------
Realized and Unrealized
    Gain (Loss) on Investments (Notes 2 and 3)
Net realized gain (loss) from:
    Investments......................................................................                  (287)
    Futures contracts................................................................                   352                      65
                                                                                         ------------------
Net change in unrealized appreciation or depreciation of:
    Investments......................................................................                13,563
    Futures contracts................................................................                    31                  13,594
                                                                                         ------------------    --------------------
Net gain (loss) on investments..............................................................................                 13,659
                                                                                                               --------------------
Net increase (decrease) in net assets resulting from operations.............................................   $             14,175
                                                                                                               ====================


        The accompanying notes are an integral part of the financial statements.

Specialty Funds                                                 Equity T Fund 35

Equity T Fund
Statements of Changes in Net Assets

For the Year or Period Ended December 31,

                                                                                             Amounts in thousands
                                                                                           1997                1996*
                                                                                       -------------       ------------
Increase (Decrease) in Net Assets
From Operations:
    Net investment income .........................................................    $         516       $         46
    Net realized gain (loss) ......................................................               65                (26)
    Net change in unrealized appreciation or depreciation .........................           13,594                697
                                                                                       -------------       ------------
       Net increase (decrease) in net assets resulting from operations ............           14,175                717
                                                                                       -------------       ------------
From Distributions to Shareholders:
    Net investment income .........................................................             (496)               (46)
    In excess of net investment income ............................................               --                 (2)
                                                                                       -------------       ------------
       Total Distributions to Shareholders ........................................             (496)               (48)
                                                                                       -------------       ------------
From Fund Share Transactions:
    Net increase (decrease) in net assets from Fund share transactions (Note 6) ...           76,125             19,262
                                                                                       -------------       ------------
Total Net Increase (Decrease) in Net Assets .......................................           89,804             19,931
                                                                                       -------------       ------------
Net Assets
    Beginning of period ...........................................................           19,931                 --
                                                                                       -------------       ------------
    End of period (including undistributed net investment income of
       $20 at December 31, 1997) ..................................................      $   109,735       $     19,931
                                                                                       =============       ============

* For the period October 7, 1996 (commencement of operations) to December 31, 1996.

        The accompanying notes are an integral part of the financial statements.

36 Equity T Fund                                                 Specialty Funds

Equity T Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                                            1997           1996*
                                                                                       --------------   --------------

Net Asset Value, Beginning of Period .............................................     $        10.61   $        10.00
                                                                                       --------------   --------------
Income From Investment Operations:
  Net investment income ..........................................................                .08              .03
  Net realized and unrealized gain (loss) on investments..........................               3.28              .61
                                                                                       --------------   --------------
    Total Income From Investment Operations ......................................               3.36              .64
                                                                                       --------------   --------------
Less Distributions:
  Net investment income ..........................................................               (.07)            (.03)
                                                                                       --------------   --------------
Net Asset Value, End of Period ...................................................     $        13.90   $        10.61
                                                                                       ==============   ==============
Total Return (%)(a)(c) ...........................................................              31.73             6.10

Ratios/Supplemental Data:
  Net Assets, end of period ($000 omitted) .......................................            109,735           19,931

  Ratios to average net assets (%)(b)(c):
    Operating expenses, net ......................................................               1.00             1.00
    Operating expenses, gross ....................................................               1.08             2.83
    Net investment income ........................................................                .92             1.62

  Portfolio turnover rate (%)(b) .................................................              39.23             8.86
  Average commission rate paid per share
    of security ($ omitted) ......................................................              .0271            .0301


*   For the period October 7, 1996 (commencement of operations) to
    December 31, 1996.
(a) Periods less than one year are not annualized.
(b) The ratios for the period October 7, 1996 (commencement of operations) to December 31, 1996 are annualized.
(c) Fund performance, operating expenses, and net investment income are reported net of investment management fees paid to the Manager or money managers, but gross of any investment services fees. See Note 4.

Specialty Funds                                                Equity T. Fund 37

Limited Volatility Tax Free Fund

Portfolio Management Discussion

December 31, 1997 (Unaudited)


Objective: To provide a high level of federal tax-exempt income consistent with the preservation of capital.

Invests in: Municipal obligations maturing in seven years or less from the date of acquisition.

Strategy: The Fund concentrates on investment opportunities in the tax-free, investment grade municipal debt securities market.

                           [LINE GRAPH APPEARS HERE]

Growth of a $10,000 Investment


                  Limited Volatility     SB 3-Month T-Bill**     Lipper(C) Short
Dates                  Tax Free                                    Muni Debt++
-----             ------------------     -------------------     ---------------
   *                    $10,000                 $10,000              $10,000
1998                    $10,523                 $10,676              $10,599
1989                    $11,254                 $11,599              $11,349
1990                    $11,943                 $12,516              $12,074
1991                    $12,856                 $13,235              $13,050
1992                    $13,608                 $13,712              $13,886
1993                    $14,502                 $14,134              $14,746
1994                    $14,425                 $14,730              $14,716
1995                    $15,552                 $15,575              $15,798
1996                    $16,029                 $16,393              $16,387
1997                    $16,818                 $17,252              $17,145


          Limited Volatility Tax Free Fund


            Periods Ended       Growth of       Total
              12/31/97          $10,000         Return
          -----------------  -------------  --------------
          1 Year               $ 10,492         4.92%
          5 Years              $ 12,360         4.33%(S)
          10 Years             $ 16,818         5.34%(S)


          Salomon Brothers 3-Month Treasury Bill Index

           Periods Ended       Growth of         Total
              12/31/97          $10,000          Return
          ----------------  ---------------  --------------
          1 Year               $ 10,524          5.24%
          5 Years              $ 12,581          4.69%(S)
          10 Years             $ 17,252          5.92%(S)


          Lipper(C) Short Municipal Debt Funds Average

          Periods Ended        Growth of         Total
             12/31/97           $10,000          Return
          ----------------  ---------------  --------------
          1 Year               $ 10,463          4.63%
          5 Years              $ 12,347          4.31%(S)
         10 Years              $ 17,145          5.54%(S)


*   Assumes initial investment on January 1, 1988.

** Salomon Brothers 3-Month Treasury Bill Index consists of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value.

++ Lipper(C) Short Municipal Debt Funds Average is the average total return for the universe of funds within the Short Municipal Debt Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

(S) Annualized.

38  Limited Volatility Tax Free Fund                             Specialty Funds

Limited Volatility Tax Free Fund

Portfolio Management Discussion

December 31, 1997 (Unaudited)



Performance Review

For the year ended December 31, 1997 the Limited Volatility Tax Free Fund reflected a total return of 4.9%, as compared to the Lipper Short Municipal Debt Funds Benchmark results of 4.6%. The Fund outperformed the benchmark primarily due to duration-related factors. Its longer-than-index duration during the year boosted returns as interest rates fell.


Portfolio Highlights

Fixed income markets were extremely volatile again in 1997. Fed policy, uncertain economic prospects for the US, especially following the crises in Asia, made it difficult to find clear opportunities in the market. Rates fell as economic growth continued to be strong, but surprisingly non-inflationary. The credit quality of municipal bonds continued to improve in step with local economies. Although discussions of tax reform continued to test investors, yield spreads on municipal credits helped continue the trend of narrowing credit yield spreads. However, a general trend of rising spreads relative to treasuries reflected the market's preoccupation with risk of any kind.

    Top Ten Issuing States
    (as a percent of Total Investments)  December 31, 1997

    New York                                 12.3%
    Texas                                     9.7
    Washington                                9.2
    Illinois                                  7.1
    Utah                                      5.5
    California                                4.2
    Alaska                                    4.1
    Hawaii                                    4.1
    New Jersey                                3.8
    Ohio                                      3.2

    Portfolio Characteristics
                                           December 31, 1997

    Weighted Average Quality Diversification        AAA
    Weighted Average Years-to-Maturity        3.6 Years
    Weighted Average Duration                 3.1 Years
    Current Yield (SEC 30-day standardized)        3.5%
    Number of Issues                                123
    Number of Issuers                                96

    Money Manager

    MFS Asset Management, Inc.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Specialty Funds                              Limited Volatility Tax Free Fund 39

Limited Volatility Tax Free Fund

Statement of Net Assets

December 31, 1997

                                                                             Principal                      Date     Market
                                                                              Amount                         of       Value
                                                                              (000)           Coupon      Maturity    (000)
                                                                             ---------        ------      --------  --------
Municipal Bonds - 103.0%
Alabama - 1.0%
Huntsville, Alabama, Health Care Authority Revenue, Series A (a)             $     335         4.500%     06/01/01  $    339
Jefferson County, Alabama Sewer Revenue, Series A (a)                              500         5.000      02/01/05       521
                                                                                                                    --------
                                                                                                                         860
                                                                                                                    --------
Alaska - 4.2%
Alaska State Housing Finance Corp. Revenue, Series A-I (a)                         650         4.550      12/01/02       655
North Slope Borough, Alaska, Zero Coupon, Series A, General Obligation (a)         500         0.000      06/30/99       470
North Slope Borough, Alaska, Zero Coupon, Series A, General Obligation (a)       1,385         0.000      06/30/00     1,246
North Slope Borough, Alaska, Zero Coupon, Series B, General Obligation (a)         375         0.000      06/30/99       352
North Slope Borough, Alaska, Zero Coupon, Series B, General Obligation (a)         900         0.000      01/01/01       791
                                                                                                                    --------
                                                                                                                       3,514
                                                                                                                    --------
Arizona - 1.9%
Arizona State Transportation Board, Series A, Special Obligations
  Revenue (pre-refunded 07/01/01)                                                1,425         6.450      07/01/06     1,553
                                                                                                                    --------
                                                                                                                       1,553
                                                                                                                    --------
Arkansas - 0.3%
Arkansas State, Zero Coupon, Series B, General Obligation                          300         0.000      06/01/03       236
                                                                                                                    --------
                                                                                                                         236
                                                                                                                    --------
California - 4.3%
California Pollution Control Financing Authority, Pollution Control Revenue,
  Series A                                                                         100         4.900(b)   10/01/08       100
California State Public Works Board Lease Revenue, Series C                        675         5.000      10/01/02       699
California, State of, General Obligation (a)                                       850         6.100      11/01/01       916
Los Angeles County, California, California Transportation
  Participation Certificate, Series B, Tax Revenue                                 760         5.900      07/01/00       794
Sacramento, California, Municipal Utility District,
  Series Z, Utility Revenue (a)                                                  1,000         6.000      07/01/01     1,067
                                                                                                                    --------
                                                                                                                       3,576
                                                                                                                    --------
Connecticut - 2.8%
Bridgeport, Connecticut, Series A, General Obligation (a)                        1,150         5.250      09/01/99     1,174
Connecticut State Unemployment, Series A, Compensation Revenue (a)               1,125         5.000      11/15/99     1,147
                                                                                                                    --------
                                                                                                                       2,321
                                                                                                                    --------
District of Columbia - 0.6%
District of Columbia, Series A, General Obligation (a)(d)                          500         5.500      04/01/01       521
                                                                                                                    --------
                                                                                                                         521
                                                                                                                    --------

40  Limited Volatility Tax Free Fund                             Specialty Funds

Limited Volatility Tax Free Fund

December 31, 1997

                                                                               Principal                     Date          Market
                                                                                Amount                        of            Value
                                                                                 (000)        Coupon       Maturity         (000)
                                                                               ---------     --------      --------       ---------
Florida - 1.8%
Hillsborough County, Florida, Zero Coupon, Series A,
  Utility Refunding Revenue (a)                                                $   1,000      0.000%        8/1/99        $     940
Orange County, Florida, Series A, School Board Participation Certificate (a)         575      4.700         8/1/01              588
                                                                                                                          ---------
                                                                                                                              1,528
                                                                                                                          ---------
Georgia - 2.4%
Atlanta, Georgia, Airport Facilities Revenue (a)                                     500      5.500        01/01/01             521
Burke County, Georgia, Development Authority, Pollution Control Revenue,
  Series 4                                                                           100      5.000        09/01/25             100
Chatham County, Georgia, Series A, Hospital Authority Revenue (a)                    500      5.000        01/01/00             510
Georgia Municipal Electric Authority, General Resolution Revenue, Series A (a)       850      5.000        01/01/02             876
                                                                                                                          ---------
                                                                                                                              2,007
                                                                                                                          ---------
Hawaii - 4.2%
Hawaii State General Obligation, Series CP (a)                                       600      5.000        10/01/02             621
Hawaii State Housing Financial & Development Corp.,
  Single Family Management Purchasing Revenue                                      1,000      4.450        07/01/03           1,016
Honolulu, Hawaii, City & County, Series A, General Obligation                        650      5.000        11/01/02             673
Honolulu, Hawaii, City & County, Series B, General Obligation                      1,150      5.000        10/01/02           1,190
                                                                                                                          ---------
                                                                                                                              3,500
                                                                                                                          ---------
Illinois - 7.4%
Bolingbrook, Illinois, Parks District, Zero Coupon, General Obligation (a)         1,230      0.000        01/01/05             891
Chicago, Illinois, Series C, General Obligation (a)                                1,500      6.250        10/31/01           1,612
Illinois Health Facilities Authority Revenue (a)                                     500      5.000        08/01/03             517
Illinois Health Facilities Authority Revenue (a)                                     270      5.250        08/15/03             282
Illinois Health Facilities Authority Revenue (a)                                     500      5.000        08/15/04             516
Illinois Health Facilities Authority Revenue, Series A (a)                           250      4.800        10/01/99             253
Illinois Health Facilities Authority Revenue, Series A (a)                           500      5.000        10/01/00             511
Illinois Health Facilities Authority Revenue, Series A (a)                         1,000      4.550        07/01/01           1,013
Illinois State, General Obligation (a)                                               500      5.375        05/01/01             521
                                                                                                                          ---------
                                                                                                                              6,116
                                                                                                                          ---------
Indiana - 1.2%
Indiana Health Facilities Financing Authority, Hospital Revenue, Series A (a)        500      5.000        11/01/02             516
Monroe County, Industrial Hospital Authority Revenue (a)                             500      4.500        05/01/03             504
                                                                                                                          ---------
                                                                                                                              1,020
                                                                                                                          ---------
Kentucky - 1.3%
McCracken County, Kentucky, Hospital Revenue, Series A,
    Health Care Revenue (a)                                                        1,000  5.700            11/01/00           1,043
                                                                                                                          ---------
                                                                                                                              1,043
                                                                                                                          ---------

Specialty Funds                              Limited Volatility Tax Free Fund 41

Limited Volatility Tax Free Fund

December 31, 1997

                                                                               Principal                      Date          Market
                                                                                Amount                         of           Value
                                                                                 (000)        Coupon        Maturity        (000)
                                                                               ---------     --------     -----------     ---------
Louisiana - 2.1%
De Soto Parish, Louisiana, Pollution Control Revenue, Series A                 $     650      5.050%       12/01/02       $    679
Louisiana Public Facilities Authority Revenue, Health Care Revenue                   500      5.500        10/15/99            513
Louisiana, State of, Series A, General Obligation (a)                                500      6.000        08/01/00            524
                                                                                                                          --------
                                                                                                                             1,716
                                                                                                                          --------
Maryland - 1.9%
Maryland State & Local Facilities Loan, Series 3, General Obligation                 500      5.000        10/15/02            520
Maryland State, Stadium Authority Lease Revenue Convention
  Center Expansion (a)                                                             1,000      5.375        12/15/00          1,039
                                                                                                                          --------
                                                                                                                             1,559
                                                                                                                          --------
Massachusetts - 1.7%
Massachusetts State Health & Educational Facilities Authority Revenue,
  Series B                                                                           500      4.550        01/01/21            505
Massachusetts State Health & Educational Facilities Authority Revenue,
  Series D (a)                                                                       900      5.000(b)     01/01/35            900
                                                                                                                          --------
                                                                                                                             1,405
                                                                                                                          --------
Michigan - 2.8%
Jackson County, Michigan, Hospital Financial Authority Revenue (a)                   300      4.375        06/01/02            302
Michigan Municipal Bond Authority Revenue, Series B,
  State and Local Appropriations (a)                                                 550      6.900        05/01/99            571
Michigan State Building Authority Revenue, Series I                                  375      5.400        10/01/03            396
Michigan State Hospital Finance Authority Revenue, Series A                          500      5.000        07/01/02            515
Michigan State Hospital Finance Authority Revenue, Series S                          500      5.500        08/15/00            518
                                                                                                                          --------
                                                                                                                             2,302
                                                                                                                          --------
Minnesota - 1.5%
Minnesota State Revenue, Series A (a)                                                500      5.000        06/30/99            508
Minnesota, State of, General Obligation                                              700      5.600        10/01/99            720
                                                                                                                          --------
                                                                                                                             1,228
                                                                                                                          --------
Mississippi - 1.7%
Jackson County, Mississippi, Pollution Control Revenue                               900      5.000(b)     06/01/23            900
Perry County, Mississippi, Pollution Control Revenue                                 500      5.000(b)     03/01/02            500
                                                                                                                          --------
                                                                                                                             1,400
                                                                                                                          --------
Missouri - 0.1%
Kansas City, Missouri, Industrial Development Authority Hospital Revenue (a)         100      5.000(b)     10/15/14            100
                                                                                                                          --------
                                                                                                                               100
                                                                                                                          --------

42  Limited Volatility Tax Free Fund                             Specialty Funds

Limited Volatility Tax Free Fund

December 31, 1997

                                                                                Principal                    Date           Market
                                                                                 Amount                       of            Value
                                                                                 (000)        Coupon       Maturity         (000)
                                                                                ---------     -------     ---------       ---------
Nebraska - 1.2%
Douglas County, Nebraska, Hospital Authority No. 001 Revenue (a)                 $ 1,000       4.350%     09/01/01        $  1,009
                                                                                                                          --------
                                                                                                                             1,009
                                                                                                                          --------
New Jersey - 3.9%
New Jersey State, Series E, General Obligation                                       500        5.500      07/15/02            529
New Jersey State Transportation Corporation Capital Grant Anticipation Notes,
  Series A                                                                         1,000        5.000      09/01/00          1,018
New Jersey State Transportation Corporation Capital Grant Anticipation Notes,
  Series A                                                                           670        4.900      09/01/01            686
Ocean County, New Jersey, Utilities Authority Waste Water Revenue                  1,000        5.000      01/01/01          1,028
                                                                                                                          --------
                                                                                                                             3,261
                                                                                                                          --------
New Mexico - 1.4%
New Mexico, Mortgage Finance Authority Revenue, Series Al                          1,100        6.200      01/01/01          1,142
                                                                                                                          --------
                                                                                                                             1,142
                                                                                                                          --------
New York - 12.7%
Metropolitan Transportation Authority, New York, Transit Facilities Revenue,
  Series R (d)                                                                       650        5.000      07/01/03            660
Municipal Assistance Corp. New York, New York Revenue, Series E                    1,000        4.700      07/01/02          1,024
Municipal Assistance Corp. New York, New York Revenue, Series L                      500        4.500      07/01/02            508
New York City, New York, Series H, General Obligation                                750        5.250      08/01/03            776
New York State Dormitory Authority Revenue                                           500        4.900      05/15/00            509
New York State Dormitory Authority Revenue                                           500        5.000      07/01/00            510
New York State Dormitory Authority Revenue (d)                                       450        5.000      04/01/03            461
New York State Dormitory Authority Revenue, Series A                                 375        6.000      02/15/03            403
New York State Dormitory Authority Revenue, Series A                                 375        6.000      08/15/04            408
New York State Dormitory Authority Revenue, Series 1                                 500        5.000      07/01/03            513
New York State Urban Development Corp. Revenue, Series 7                             125        5.500      01/01/01            129
New York State, General Obligation                                                   765        4.500      10/15/01            777
New York, New York, Series A-1, General Obligation                                   550        5.500      08/01/01            571
New York, New York, Series A, General Obligation                                     500        5.700      08/01/02            526
New York, New York, Series C, General Obligation                                     500        6.125      08/01/01            529
New York, New York, Series D, General Obligation                                     250        6.000      02/01/99            255
New York, New York, Series E, General Obligation                                     500        5.300      08/01/03            519
New York, New York, Series F, General Obligation                                     500        5.300      08/01/03            519
New York, New York, Series L, General Obligation                                     150        5.000      08/01/01            153
United Nations Development Corp., New York Revenue, Series B                         250        4.450      07/01/01            251
United Nations Development Corp., New York Revenue, Series B                         250        4.600      07/01/02            251
Wallkill, New York, General Obligation (a)                                           300        4.500      03/01/01            303
                                                                                                                          --------
                                                                                                                            10,555
                                                                                                                          --------
North Carolina - 0.6%
North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A (a)  500       5.000      01/01/01             513
                                                                                                                          --------
                                                                                                                               513
                                                                                                                          --------

Specialty Funds                             Limited Volatility Tax Free Fund 43

Limited Volatility Tax Free Fund

December 31, 1997

                                                                               Principal                   Date         Market
                                                                                Amount                      of          Value
                                                                                (000)         Coupon      Maturity      (000)
                                                                               ---------      ------      --------     --------
Ohio - 3.3%
Cleveland, Ohio, City School District Revenue Anticipation Notes (a)           $     555      5.000%      06/01/00     $    568
Cuyahoga County, Ohio, Hospital Revenue (a)                                        1,000      5.000       02/15/00        1,020
Lorain County, Ohio, Hospital Revenue                                                500      4.750       09/01/00          509
Ohio State Building Authority Revenue, State Facilities,
  Administration Building Fund, Series A                                             600      5.250       10/01/03          631
                                                                                                                       --------
                                                                                                                          2,728
                                                                                                                       --------
Oklahoma - 0.4%
Stiliwater, Oklahoma, Series A, Medical Center Authority Revenue                     300      5.550       05/15/01          309
                                                                                                                       --------
                                                                                                                            309
                                                                                                                       --------
Pennsylvania - 2.5%
Harrisburg, Pennsylvania, Zero Coupon, Series D, General Obligation (a)              815      0.000       03/15/04          621
Pennsylvania, State of, General Obligation                                           500      5.300       07/01/99          510
Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities
  Authority Revenue, Series A                                                        500      5.000       05/15/02          515
Philadelphia, Pennsylvania, Zero Coupon, Water & Sewer Revenue (a)                   500      0.000       10/01/02          408
                                                                                                                       --------
                                                                                                                          2,054
                                                                                                                       --------
Puerto Rico - 0.6%
Commonwealth of Puerto Rico, General Obligation                                      500      5.500       07/01/01          522
                                                                                                                       --------
                                                                                                                            522
                                                                                                                       --------
Rhode Island - 1.3%
Rhode Island Housing & Mortgage Finance Authority,
  Series A, Housing Revenue (a)                                                    1,000      5.150       07/01/01        1,026
                                                                                                                       --------
                                                                                                                          1,026
                                                                                                                       --------
South Carolina - 0.6%
Spartanburg County, South Carolina, Social Health Services, Inc.
  Hospital Revenue (a)                                                               500      4.400       04/15/01          505
                                                                                                                       --------
                                                                                                                            505
                                                                                                                       --------
Tennessee - 1.3%
Metropolitan Government, Nashville & Davidson County, Tennessee,
  Health & Education Revenue, Series A (d)                                           615      5.250       05/01/01          634
White House Utility District, Tennessee, Robertson & Sumner Countys,
  Zero Coupon, Waterworks Revenue (a)                                                650      0.000       01/01/05          474
                                                                                                                       --------
                                                                                                                          1,108
                                                                                                                       --------

44  Limited Volatility Tax Free Fund                             Specialty Funds

Limited Volatility Tax Free Fund

December 31, 1997

                                                                               Principal                   Date         Market
                                                                                Amount                      of          Value
                                                                                (000)         Coupon      Maturity      (000)
                                                                               ---------    ---------     ---------    ---------
Texas - 10.0%
Abilene, Texas, Health Facilities Development Corp., Medical Center A,
  Health Care Revenue (a)                                                      $     500      5.100%      09/01/99     $     509
Arlington, Texas, Independent School District, General Obligation                    600      5.150       02/15/99           609
Denison, Texas, Hospital Authority Revenue                                           500      5.250       08/15/01           515
Houston, Texas, Series A, General Obligation                                         650      5.000       03/01/02           671
Houston, Texas, Series C, General Obligation                                       1,000      5.900       03/01/03         1,064
Irving, Texas, Independent School District, Zero Coupon, General Obligation          650      0.000       02/15/03           519
Lubbock, Texas, Health Facilities Development Corp. Revenue                          100      5.000       07/01/13           100
San Antonio, Texas, General Obligation (d)                                         1,000      5.000       08/01/00         1,016
Stephenville, Texas, Independent School District, Zero Coupon,
  General Obligation                                                                 830      0.000       02/15/04           633
Tarrant County, Texas, Health Facilities Development Corp. Systems Revenue,
  Series A (a)                                                                       500      5.000       02/15/01           513
Texas, State of, Series C, General Obligation                                      1,500      5.000       04/01/99         1,522
University of Texas, University Revenues, Series A                                   605      5.000       08/15/03           628
                                                                                                                       ---------
                                                                                                                           8,299
                                                                                                                       ---------
Utah - 5.6%
Intermountain Power Agency, Series B, Utilities Revenue (a)                          500      5.250       07/01/99           509
Intermountain Power Agency, Series B, Utilities Revenue (a)                          500      7.200       07/01/99           518
Intermountain Power Agency, Series C, Power Supply Revenue                         1,000      4.700       07/01/02         1,019
Intermountain Power Agency, Series C, Utilities Revenue (a)                        1,250      5.500       07/01/99         1,278
Intermountain Power Agency, Series E, Utilities Revenue                              500      5.250       07/01/01           519
Utah State Board of Regents Revenue                                                  300      5.000       08/01/02           310
Utah State, Building Ownership Authority, Series A, Lease Revenue                    500      5.500       05/15/00           517
                                                                                                                       ---------
                                                                                                                           4,670
                                                                                                                       ---------
Virginia - 1.5%
Virginia Public Building Authority Revenue, Staff and Local Appropriation            500      5.100       08/01/99           509
Virginia, State of, General Obligation                                               740      5.375       06/01/99           756
                                                                                                                       ---------
                                                                                                                           1,265
                                                                                                                       ---------
Washington - 9.5%
CDP King County III, Washington, Lease Revenue (a)                                 1,000      4.600       06/01/03         1,016
Washington State Health Care Facilities Authority Revenue, Series A                  250      4.300       08/15/01           251
Washington State Public Power Supply System,
  Nuclear Project No. 1 Revenue, Series B                                            500      5.000       07/01/00           510
Washington State Public Power Supply System,
  Nuclear Project No. 2 Revenue, Series A                                            280      5.000       07/01/00           286
Washington State Public Power Supply System,
  Nuclear Project No. 2 Revenue, Series A                                          1,500      5.450       07/01/00         1,545
Washington State Public Power Supply System,
  Nuclear Project No. 2 Revenue, Series C                                            650      7.200       07/01/99           680
Washington State Public Power Supply System,
  Nuclear Project No. 3 Revenue, Series A (d)                                      1,000      5.000       07/01/04         1,028
Washington, State of, Series C, General Obligation                                 2,000      5.500       07/01/99         2,047
Washington, State of, Series R, General Obligaion                                    500      5.000       07/01/99           508
                                                                                                                       ---------
                                                                                                                           7,871
                                                                                                                       ---------

Specialty Funds                            Limited Volatility Tax Free Fund   45

Limited Volatility Tax Free Fund

December 31, 1997

                                                                   Principal                        Date         Market
                                                                    Amount                           of           Value
                                                                    (000)               Coupon    Maturity        (000)
                                                                   ---------          ----------  --------     ----------
Wyoming - 1.4%
Lincoln County, Wyoming, Pollution Control Revenue, Project C      $  300              5.100%(b)  11/01/14     $   300
Uinta County, Wyoming, Pollution Control Revenue                      700              5.000(b)   12/01/22         700
Uinta County, Wyoming, Pollution Control Revenue                      200              5.000(b)   08/15/20         200
                                                                                                               -------
                                                                                                                 1,200
                                                                                                               -------
Total Investments
(identified cost $84,144)(c) - 103.0%                                                                           85,542
Other Assets and Liabilities, Net - (3.0%)                                                                      (2,466)
                                                                                                               -------
Net Assets - 100.0%                                                                                            $83,076
                                                                                                               =======

(a) Bond is insured by AMBAC, FGIC, or MBIA.
(b) Adjustable or floating rate security.
(c) See Note 2 for federal income tax information.
(d) Forward commitment. See Note 2.

Abbreviations:
AMBAC - AMBAC Indemnity Corporation
FGIC - Financial Guaranty Insurance Company
MBIA - Municipal Bond Investors Assurance

Quality Ratings as a % of Market Value

AAA                                                 55%
AA                                                  28
A                                                    7
BBB                                                 10
                                                  ----
                                                   100%
                                                  ====


Economic Sector Emphasis as a % of Market Value


General Obligation                                  38%
Utility Revenue                                     16
State and Community Lease                           12
Health Care Revenue                                 18
Refunded                                             2
Housing Revenue                                      5
University Revenue                                   2
Other                                                7
                                                  ----
                                                   100%
                                                  ====


        The accompanying notes are an integral part of the financial statements.

46  Limited Volatility Tax Free Fund                             Specialty Funds

Limited Volatility Tax Free Fund

Statement of Assets and Liabilities

December 31, 1997

                                                                                                              Amounts in
                                                                                                           thousands (except
                                                                                                           per share amount)
Assets
Investments at market (identified cost $84,144)(Note 2)................................................  $             85,542
Receivables:
    Interest...........................................................................................                 1,327
    Fund shares sold...................................................................................                   643
                                                                                                         --------------------
       Total Assets....................................................................................                87,512

Liabilities
Payables:
    Investments purchased (delayed settlement)(Note 2)..........................   $            4,342
    Fund shares redeemed........................................................                   20
    Accrued fees to affiliates (Note 4).........................................                   40
    Other accrued expenses......................................................                   34
                                                                                   ------------------
       Total Liabilities...............................................................................                 4,436
                                                                                                         --------------------
Net Assets.............................................................................................  $             83,076
                                                                                                         ====================
Net Assets consist of:
Accumulated distributions in excess of net investment income...........................................  $                (24)
Accumulated net realized gain (loss)...................................................................                  (872)
Unrealized appreciation (depreciation) on investments..................................................                 1,398
Shares of beneficial interest..........................................................................                    39
Additional paid-in capital.............................................................................                82,535
                                                                                                         --------------------
Net Assets.............................................................................................  $             83,076
                                                                                                         ====================
Net Asset Value, offering and redemption price per share:
    ($83,075,721 divided by 3,920,226 shares of $.01 par value
    shares of beneficial interest outstanding).........................................................  $              21.19
                                                                                                         ====================

        The accompanying notes are an integral part of the financial statements.

Specialty Funds                              Limited Volatility Tax Free Fund 47

Limited Volatility Tax Free Fund

Statement of Operations

For the Year Ended December 31, 1997

                                                                        Amounts in thousands
Investment Income:
    Interest ....................................................................  $   3,396

Expenses (Notes 2 and 4):
    Management fees ........................................  $    361
    Custodian fees .........................................        52
    Transfer agent fees ....................................        45
    Professional fees ......................................         8
    Registration fees ......................................        22
    Trustees' fees .........................................         4
    Miscellaneous ..........................................        19
                                                              --------
       Total Expenses ...........................................................        511
                                                                                   ---------
Net investment income ...........................................................      2,885
                                                                                   ---------
Realized and Unrealized
    Gain (Loss) on Investments (Notes 2 and 3)
Net realized gain (loss) from investments .......................................        113
Net change in unrealized appreciation or depreciation of investments ............        530
                                                                                   ---------
Net gain (loss) on investments ..................................................        643
                                                                                   ---------
Net increase (decrease) in net assets resulting from operations .................  $   3,528
                                                                                   =========

        The accompanying notes are an integral part of the financial statements.

48  Limited Volatility Tax Free Fund                             Specialty Funds

Limited Volatility Tax Free Fund

Statements of Changes in Net Assets

For the Years Ended December 31,

                                                                                      Amounts in thousands
                                                                                        1997        1996
                                                                                      --------     --------
Increase (Decrease) in Net Assets
From Operations:
    Net investment income .........................................................    $  2,885     $  2,518
    Net realized gain (loss) ......................................................         113          (15)
    Net change in unrealized appreciation or depreciation .........................         530         (626)
                                                                                       --------     --------
       Net increase (decrease) in net assets resulting from operations ............       3,528        1,877
                                                                                       --------     --------
From Distributions to Shareholders:
    Net investment income .........................................................      (2,885)      (2,536)
    In excess of net investment income ............................................         (24)          (3)
                                                                                       --------     --------
       Total Distributions to Shareholders ........................................      (2,909)      (2,539)
                                                                                       --------     --------
From Fund Share Transactions:
    Net increase (decrease) in net assets from Fund share transactions (Note 6) ...      16,113        3,168
                                                                                       --------     --------
Total Net Increase (Decrease) in Net Assets .......................................      16,732        2,506

Net Assets:
    Beginning of period ...........................................................      66,344       63,838
                                                                                       --------     --------
    End of period (including accumulated distributions in excess of
      net investment income of $24 at December 31, 1997) ..........................    $ 83,076     $ 66,344
                                                                                       ========     ========

        The accompanying notes are an integral part of the financial statements.

Specialty Funds                              Limited Volatility Tax Free Fund 49

Limited Volatility Tax Free Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.


                                                                     1997        1996        1995         1994         1993
                                                                  --------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of Period ........................     $  21.02    $   21.24    $   20.48    $   21.45    $   21.03
                                                                  --------    ---------    ---------    ---------    ---------
Income From Investment Operations:
   Net investment income ....................................          .84          .85          .81          .86          .94
   Net realized and unrealized gain (loss) on investments....          .18         (.21)         .77         (.97)         .42
                                                                  --------    ---------    ---------    ---------    ---------
       Total Income From Investment Operations ..............         1.02          .64         1.58         (.11)        1.36
                                                                  --------    ---------    ---------    ---------    ---------
Less Distributions:
   Net investment income ....................................         (.84)        (.86)        (.82)        (.86)        (.94)
   In excess of net investment income........................         (.01)          --           --           --           --
                                                                  --------    ---------    ---------    ---------    ---------
       Total Distributions ..................................         (.85)        (.86)        (.82)        (.86)        (.94)
                                                                  --------    ---------    ---------    ---------    ---------
Net Asset Value, End of Period ..............................     $  21.19    $   21.02    $   21.24    $   20.48    $   21.45
                                                                  ========    =========    =========    =========    =========
Total Return (%) ............................................         4.92         3.07         7.81        (0.54)        6.58

Ratios/Supplemental Data:
    Net Assets, end of period ($000 omitted).................       83,076       66,344       63,838       48,975       51,211

    Ratios to average net assets (%):
       Operating expenses ...................................          .71          .75          .74          .72          .75
       Net investment income.................................         3.99         4.02         3.91         4.14         4.40
    Portfolio turnover rate (%) .............................        40.79        74.34        73.91        71.71        24.05

50  Limited Volatility Tax Free Fund                             Specialty Funds

Money Market Fund

Statement of Net Assets

December 31, 1997

                                                                Principal                 Date
                                                                 Amount                    of            Value
                                                                  (000)         Rate     Maturity*       (000)
                                                                ---------      ------    ---------    ----------
Corporate Bonds and Notes - 20.9%
Alpha Finance Corp. (MTN)                                       $ 10,000       5.850%    03/03/98     $   10,000
BankAmerica Corp. (MTN)(a)                                         2,000       6.206     02/19/98          2,001
Beta Finance, Inc. (MTN)                                           5,000       5.930     03/16/98          5,000
Bravo Trust (a)                                                   45,000       5.925     10/15/98         45,000
Carolina Medical Plan, Inc. (a)                                   20,000       5.710     06/01/22         20,000
Chrysler Financial Corp. (MTN)                                    10,000       7.480     03/09/98         10,025
First USA Bank (a)                                                 5,000       5.902     04/29/98          5,002
Ford Motor Credit Co.                                              2,500       6.250     02/26/98          2,501
General Motors Acceptance Corp. (MTN)(a)                          25,000       5.662     03/03/98         24,998
General Motors Acceptance Corp. (MTN)(a)                          20,000       5.918     05/26/98         20,019
Merrill Lynch & Co., Inc. (a)                                     25,000       5.690     06/01/98         25,000
Merrill Lynch & Co., Inc. (MTN)(a)                                14,000       5.874     10/14/98         13,999
Sigma Finance, Inc. (MTN)                                         10,000       5.870     01/20/98          9,999
                                                                                                      ----------
Total Corporate Bonds and Notes (cost $193,544)                                                          193,544
                                                                                                      ----------
Domestic Certificates of Deposit - 8.0%
Corestates Bank NA (a)                                            20,000       5.670     08/27/98         20,000
First USA Bank (a)                                                17,400       5.950     01/13/98         17,401
First USA Bank (MTN)(a)                                            5,000       5.957     01/15/98          5,000
First USA Bank                                                     2,000       6.298     10/01/98          2,004
Morgan Guaranty Trust Co.                                          5,000       5.600     01/29/98          4,999
PNC Bank NA                                                       25,000       5.620     02/13/98         24,999
                                                                                                      ----------
Total Domestic Certificates of Deposit (cost $74,403)                                                     74,403
                                                                                                      ----------
Eurodollar Certificates of Deposit - 1.1%
Commerzbank AG                                                    10,000       5.890     03/06/98          9,999
                                                                                                      ----------
Total Eurodollar Certificates of Deposit (cost $9,999)                                                     9,999
                                                                                                      ----------
Yankee Certificates of Deposit - 12.5%
Bank of Tokyo Mitsubishi, Ltd.                                    10,000       5.740     01/26/98          9,996
Bank of Tokyo Mitsubishi, Ltd.                                     5,000       6.000     03/04/98          5,000
Bank of Tokyo Mitsubishi, Ltd.                                     4,000       6.280     04/02/98          4,000
Barclays Bank PLC                                                 15,000       5.805     02/09/98         15,000
Bayerische Landesbank                                              5,000       6.250     04/15/98          5,002
Canadian Imperial Bank                                             5,000       5.940     03/17/98          5,000
Fuji Bank, Ltd. (c)                                               20,000       6.190     02/17/98         20,004
Rabobank                                                          10,000       6.200     04/09/98          9,997
Societe Generale (a)                                              25,000       6.160     07/01/98         24,991
Wells Fargo & Co. (a)                                             10,000       5.946     07/01/98         10,005
Westpac Banking Corp.                                              2,000       5.830     01/15/98          2,000
Westpac Banking Corp.                                              5,000       5.970     03/23/98          4,999
                                                                                                      ----------
Total Yankee Certificates of Deposit (cost $115,994)                                                     115,994
                                                                                                      ----------

52  Money Market Fund                                            Specialty Funds

Money Market Fund

December 31, 1997

                                              Principal                  Date
                                              Amount                      of         Value
                                              (000)          Rate       Maturity*    (000)
                                              ---------     ------      ---------  --------
Domestic Commercial Paper - 39.6%
Bavaria TRR Corp.                             $ 24,274      5.680%      01/30/98   $ 24,163
Bavaria TRR Corp.                               25,000      5.750       02/27/98     24,772
Centric Capital Corp.                            5,000      5.650       01/29/98      4,978
Centric Capital Corp.                            7,500      5.730       02/13/98      7,449
Centric Capital Corp.                           15,000      5.730       02/17/98     14,888
Centric Capital Corp.                           10,000      5.750       02/23/98      9,915
Centric Capital Corp.                            2,000      5.750       02/24/98      1,983
Centric Capital Corp.                           10,000      5.760       03/02/98      9,904
Certain Funding Corp.                            5,300      5.740       02/09/98      5,267
Certain Funding Corp.                            8,950      5.750       02/10/98      8,893
Certain Funding Corp.                           22,425      5.740       02/19/98     22,250
Cooper River Funding, Inc.                      25,000      5.790       02/05/98     24,859
Dixie Overseas, Ltd.                            25,000      5.760       05/04/98     24,508
General Electric Capital Corp.                  21,000      5.620       02/12/98     20,862
General Electric Capital Corp.                  10,000      5.700       02/26/98      9,911
General Electric Capital Services                3,700      5.730       01/21/98      3,688
General Electric Capital Services                5,000      5.650       01/23/98      5,000
ING America Insurance Holding                   10,000      5.720       02/19/98      9,922
ING America Insurance Holding                   19,600      5.720       02/20/98     19,444
KZH-Soleil Corp.                                 1,183      5.916       03/03/98      1,171
KZH-Soleil Corp.                                 4,630      5.830       04/17/98      4,551
KZH-Soleil Corp.                                 5,935      5.830       04/20/98      5,830
KZH-Soleil Corp.                                 1,443      5.830       04/23/98      1,417
KZH-Soleil Corp.                                 1,890      5.860       04/30/98      1,853
KZH-Soleil Corp.                                 2,835      5.835       06/10/98      2,762
Sigma Finance, Inc.                             10,000      5.710       02/12/98      9,933
Special Purpose Accounts Receivable Co.         20,000      5.750       02/25/98     19,824
Special Purpose Accounts Receivable Co.         24,000      5.750       02/26/98     23,785
TEB Funding Corp.                               12,250      5.760       05/01/98     12,015
Variable Funding Capital Corp.                  31,026      5.750       02/06/98     30,848
                                                                                   --------
Total Domestic Commercial Paper (cost $366,645)                                     366,645
                                                                                   --------
Yankee Commercial Paper - 7.6%
Banco BCN Barclays, Ltd.                        10,000      5.800       01/23/98      9,965
Banco Del Istmo SA                              10,000      5.750       02/19/98      9,922
Salts III Cayman Island Corp.                   30,000      6.100       06/12/98     30,000
Tasmanian Public Finance Corp.                  20,000      5.650       01/12/98     19,965
                                                                                   --------
Total Yankee Commercial Paper (cost $69,852)                                         69,852
                                                                                   --------
Eurodollar Time Deposits - 6.9%
Bank of Montreal                                23,041      6.250       01/02/98     23,041
Bank of Tokyo Mitsubishi, Ltd.                  14,000      5.750       01/06/98     14,000
Bank of Tokyo Mitsubishi, Ltd.                  10,000      5.750       01/20/98     10,000
Tokai Bank, Grand Cayman (c)                    17,000      6.250       02/18/98     17,004
                                                                                   --------
Total Eurodollar Time Deposits (cost $64,045)                                        64,045
                                                                                   --------

Specialty Funds                                            Money Market Fund 53

Money Market Fund

December 31, 1997

                                                                     Principal                     Date
                                                                      Amount                        of          Value
                                                                       (000)           Rate      Maturity*      (000)
                                                                     ---------       --------    ---------    ----------
United States Government Agencies - 3.2%
Aid to Chile Guaranteed Note (LIBOR Floater)(a)                      $ 12,348          6.187%     06/01/05    $   12,359
Aid to INH Portugal Guaranteed Note (LIBOR Floater)(a)                 12,500          6.254      12/01/17        12,713
Federal Home Loan Bank                                                  5,000          5.875      02/26/98         5,000
                                                                                                              ----------
Total United States Government Agencies (cost $30,072)                                                            30,072
                                                                                                              ----------
Total Investments (amortized cost $924,554)(b) - 99.8%                                                           924,554
Other Assets and Liabilities, Net - 0.2%                                                                           1,729
                                                                                                              ----------
Net Assets - 100%                                                                                             $  926,283
                                                                                                              ==========

* The interest rate for all securities with a maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.
(c) Insured by MBIA

Abbreviations:
LIBOR - London Interbank Offered Rate
MBIA - Municipal Bond Investors Assurance
MTN - Medium Term Note

        The accompanying notes are an integral part of the financial statements.

54  Money Market Fund                                           Specialty Funds

Money Market Fund

Statement of Assets and Liabilities

December 31, 1997

                                                                            Amounts in
                                                                          thousands (except
                                                                          per share amount)
Assets
Investments at amortized cost which approximates market (Note 2) ...      $       924,554
Interest receivable ................................................                6,663
                                                                          ---------------
     Total Assets ..................................................              931,217

Liabilities
Payables:
 Dividends ............................................   $   4,706
 Accrued fees to affiliates (Note 4) ..................          82
 Other accrued expenses ...............................         146
                                                          ---------
     Total Liabilities .............................................                4,934
                                                                          ---------------
Net Assets .........................................................      $       926,283
                                                                          ===============
Net Assets consist of:
Shares of beneficial interest ......................................      $         9,263
Additional paid-in capital .........................................              917,020
                                                                          ---------------
Net Assets .........................................................      $       926,283
                                                                          ===============
Net Asset Value, offering and redemption price per share:
($926,282,567 divided by 926,282,567 shares of $.0l par value
shares of beneficial interest outstanding) .........................      $          1.00
                                                                          ===============

        The accompanying notes are an integral part of the financial statements.

Specialty Funds                                            Money Market Fund 55

Money Market Fund

Statement of Operations

For the Year Ended December 31, 1997

                                                                       Amounts in thousands
Investment Income:
  Interest .........................................................   $           41,325
Expenses (Notes 2 and 4):
  Management fees ..............................    $         1,805
  Custodian fees ...............................                172
  Professional fees ............................                 25
  Registration fees ............................                147
  Trustees' fees ...............................                  4
  Miscellaneous ................................                 15
                                                    ---------------
  Expenses before reductions ...................              2,168
  Expense reductions (Note 4) ..................             (1,611)
                                                    ---------------
     Total Expenses ................................................                  557
                                                                       ------------------
Net investment income ..............................................               40,768
                                                                       ------------------
Net increase in net assets resulting from operations................   $           40,768
                                                                       ==================

        The accompanying notes are an integral part of the financial statements.

56  Money Market Fund                                            Specialty Funds

Money Market Fund

Statements of Changes in Net Assets

For the Years Ended December 31,

                                                                                     Amounts in thousands
                                                                                     1997            1996
                                                                                 ------------     ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income .....................................................    $     40,768     $     31,584

From Distributions to Shareholders:
  Net investment income .....................................................         (40,768)         (31,584)

From Fund Share Transactions:
  Net increase (decrease) in net assets from Fund share transactions (Note 6).        429,351          (36,711)
                                                                                 ------------     ------------
Total Net Increase (Decrease) in Net Assets .................................         429,351          (36,711)
Net Assets
  Beginning of period .......................................................         496,932          533,643
                                                                                 ------------     ------------
  End of period .............................................................    $    926,283     $    496,932
                                                                                 ============     ============

        The accompanying notes are an integral part of the financial statements.

Specialty Funds                                            Money Market Fund 57

Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                          1997           1996          1995          1994         1993
                                                        --------      --------      --------      --------     --------
Net Asset Value, Beginning of Period ............       $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000     $ 1.0000
                                                        --------      --------      --------      --------     --------
Income From Investment Operations:
  Net investment income .........................          .0563         .0549         .0601         .0447        .0342
                                                        --------      --------      --------      --------     --------
Less Distributions:
  Net investment income .........................         (.0563)       (.0549)       (.0601)       (.0447)      (.0342)
                                                        --------      --------      --------      --------     --------
Net Asset Value, End of Period ..................       $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000     $ 1.0000
                                                        ========      ========      ========      ========     ========
Total Return (%)(a) .............................           5.79          5.63          6.19          4.57         3.48

Ratios/Supplemental Data:
  Net Assets, end of period ($000 omitted).......        926,283       496,932       533,643       502,302      415,998

  Ratios to average net assets (%)(a):
    Operating expenses, net (b) .................            .08           .05           .06           .05          .07
    Operating expenses, gross (b) ...............            .30           .30           .26           .05          .07
    Net investment income .......................           5.65          5.49          6.01          4.49         3.38


(a) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment advisory fees. See Note 4.
(b) See Note 4 for current period amounts.

58  Money Market Fund                                            Specialty Funds

U.S. Government Money Market Fund

Statement of Net Assets

December 31, 1997

                                                                   Principal                   Date
                                                                    Amount                      of           Value
                                                                     (000)        Rate       Maturity*       (000)
                                                                   ---------    --------     ---------     --------
United States Government Agencies - 91.2%
Aid to Sri Lanka Guaranteed Note (LIBOR Floater)(a)                 $ 3,625       6.254%     06/15/12      $ 3,661
Aid to Chile Guaranteed Note (LIBOR Floater)(a)                       5,802       6.187      06/01/05        5,807
Federal Farm Credit Bank Bonds                                        1,000       5.650      02/02/98        1,000
Federal Farm Credit Bank Bonds                                        2,500       5.540      03/02/98        2,499
Federal Farm Credit Bank (MTN)(a)                                     5,000       5.570      04/17/98        4,999
Federal Farm Credit Bank Discount Notes                               3,385       5.420      01/12/98        3,379
Federal Home Loan Bank                                                1,050       5.135      01/12/98        1,050
Federal Home Loan Bank                                                1,000       5.610      01/26/98        1,000
Federal Home Loan Bank                                                5,000       5.420      02/06/98        4,997
Federal Home Loan Bank                                               10,000       4.500      02/25/98        9,980
Federal Home Loan Bank                                                1,000       4.980      02/26/98          999
Federal Home Loan Bank                                                4,000       5.135      03/04/98        3,995
Federal Home Loan Bank                                                4,000       5.670      03/05/98        3,998
Federal Home Loan Bank                                                6,241       5.122      04/13/98        6,227
Federal Home Loan Bank                                                1,000       5.260      04/27/98          997
Federal Home Loan Bank                                                1,000       6.200      05/06/98        1,000
Federal Home Loan Bank                                                2,000       6.010      07/29/98        2,000
Federal Home Loan Bank (MTN)                                          2,000       5.010      03/11/98        1,997
Federal Home Loan Mortgage Corp.                                      2,000       5.190      03/11/98        1,997
Federal Home Loan Mortgage Corp.                                      1,000       5.400      03/16/98          999
Federal Home Loan Mortgage Corp.                                      1,000       5.310      04/29/98          998
Federal Home Loan Mortgage Corp. Pool #M1-7487                        1,321       6.000      03/01/98        1,320
Federal Home Loan Mortgage Discount Notes                             2,000       5.950      01/07/98        1,998
Federal National Mortgage Association                                 2,500       6.050      01/12/98        2,500
Federal National Mortgage Association                                 2,000       5.375      01/13/98        2,000
Federal National Mortgage Association                                 5,000       8.650      02/10/98        5,015
Federal National Mortgage Association                                 2,100       8.200      03/10/98        2,109
Federal National Mortgage Association                                 2,000       5.350      03/10/98        1,998
Federal National Mortgage Association                                 2,840       5.250      03/25/98        2,835
Federal National Mortgage Association                                 3,000       5.730      04/13/98        2,997
Federal National Mortgage Association                                 1,000       6.000      04/17/98        1,000
Federal National Mortgage Association (MTN)                           1,000       7.560      02/06/98        1,002
Federal National Mortgage Association (MTN)                           1,000       4.600      02/25/98          998
Federal National Mortgage Association (MTN)                           6,000       5.400      03/18/98        5,995
Federal National Mortgage Association (MTN)                           2,150       5.710      03/18/98        2,150
Federal National Mortgage Association (MTN)                           2,000       5.200      04/30/98        1,994
Federal National Mortgage Association (MTN)(a)                        1,500       6.000      02/17/98        1,501
Federal National Mortgage Association (MTN)(a)                        8,000       5.590      04/21/98        8,000
Federal National Mortgage Association (MTN)(a)                       12,460       5.504      06/02/99       12,404
Federal National Mortgage Association Discount Notes                  7,230       5.740      01/23/98        7,205
Nebraska Higher Education Loan (c)                                    1,007       5.850      01/26/98        1,003
New Hampshire Higher Education Loan Corp. (c)                         5,000       5.720      02/17/98        4,963
Student Loan Marketing Association                                    3,000       7.000      03/03/98        3,006
Student Loan Marketing Association (a)                                2,900       5.629      01/15/98        2,900
Student Loan Marketing Association (a)                                2,600       5.619      08/20/98        2,597
Student Loan Marketing Association (a)                                1,000       5.639      01/13/99          996
Student Loan Marketing Association (MTN)                              5,000       5.700      03/17/98        4,998


60  U.S. Government Money Market Fund                            Specialty Funds

U.S. Government Money Market Fund

December 31, 1997

                                                                            Principal                      Date
                                                                             Amount                         of            Value
                                                                              (000)           Rate       Maturity*        (000)
                                                                            ----------       ------      ---------      ---------
Student Loan Marketing Association (MTN)(a)                                 $   10,000        5.877%      10/06/98      $   9,995
Student Loan Marketing Association (MTN)(a)                                      2,000        5.504       07/12/99          1,997
USA Group Secondary Market Savings (c)                                           5,000        5.730       01/26/98          4,980
USA Group Secondary Market Savings (c)                                           5,000        5.700       02/12/98          4,967
                                                                                                                        ---------
Total United States Government Agencies                                                                                   171,002
                                                                                                                        ---------
Total Investments (amortized cost $171,002) - 91.2%                                                                       171,002
                                                                                                                        ---------
Repurchase Agreements - 8.0%
Agreement with BZW Securities and the Bank of New York (Tri-Party) of $14,925
    acquired December 31, 1997 at 6.60% to be repurchased at $14,930 on January 2, 1998, collateralized by:
    $14,929 Federal Home Loan Bank, due 06/02/98, valued at $15,228                                                        14,925
                                                                                                                        ---------
Total Repurchase Agreements (identified cost $14,925)                                                                      14,925
                                                                                                                        ---------
Total Investments and Repurchase Agreements (cost $185,927)(b) - 99.2%                                                    185,927
Other Assets and Liabilities, Net - 0.8%                                                                                    1,485
                                                                                                                        ---------
Net Asset - 100.0%                                                                                                      $ 187,412
            =====                                                                                                       =========


* The interest rate for all securities with a maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.
(c) Guaranteed by Student Loan Marketing Association.

Abbreviations:
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note

        The accompanying notes are an integral part of the financial statements.

Specialty Funds                             U.S. Government Money Market Fund 61

U.S. Government Money Market Fund

Statement of Assets and Liabilities

December 31, 1997

                                                                                                                     Amounts in
                                                                                                                  thousands (except
                                                                                                                  per share amount)
Assets
Investments at amortized cost which approximates market (Note 2) ...............................................   $        171,002

Repurchase agreements (identified cost $14,925)(Note 2) ........................................................             14,925
Interest receivable ............................................................................................              2,340
                                                                                                                   ----------------
       Total Assets ............................................................................................            188,267

Liabilities
Payables:
    Dividends ...........................................................................  $            815
    Accrued fees to affiliates (Note 4) .................................................                29
    Other accrued expenses ..............................................................                11
                                                                                           ----------------
       Total Liabilities .......................................................................................                855
                                                                                                                   ----------------
Net Assets .....................................................................................................   $        187,412
                                                                                                                   ================
Net Assets consist of:
Shares of beneficial interest ..................................................................................   $          1,874
Additional paid-in capital .....................................................................................            185,538
                                                                                                                   ----------------
Net Assets .....................................................................................................   $        187,412
                                                                                                                   ================
Net Asset Value, offering and redemption price per share:
    ($187,412,297 divided by 187,412,297 shares of $.01 par value
    shares of beneficial interest outstanding) .................................................................   $           1.00
                                                                                                                   ================

        The accompanying notes are an integral part of the financial statements.

62  U.S. Government Money Market Fund                            Specialty Funds

U.S. Government Money Market Fund

Statement of Operations

For the Year Ended December 31, 1997

                                                                                                                Amounts in thousands
Investment Income:
    Interest ................................................................................................  $              12,212

Expenses (Notes 2 and 4):
    Management fees .....................................................................  $            542
    Custodian fees ......................................................................                67
    Transfer agent fees .................................................................               223
    Professional fees ...................................................................                 7
    Registration fees ...................................................................                19
    Trustees' fees ......................................................................                 4
    Miscellaneous .......................................................................                26
                                                                                           ----------------
    Expenses before reductions ..........................................................               888
    Expense reductions (Note 4) .........................................................              (464)
                                                                                           ----------------
       Total Expenses ..........................................................................................                424
                                                                                                                   ----------------
Net investment income ..........................................................................................             11,788
                                                                                                                   ----------------
Net increase in net assets resulting from operations ...........................................................   $         11,788
                                                                                                                   ================

        The accompanying notes are an integral part of the financial statements.

Specialty Funds                             U.S. Government Money Market Fund 63

U.S. Government Money Market Fund

Statements of Changes in Net Assets

For the Years Ended December 31,

                                                                                                     Amounts in thousands
                                                                                                   1997                 1996
                                                                                             -----------------    -----------------
Increase (Decrease) in Net Assets
From Operations:
    Net investment income ................................................................   $          11,788    $          10,145

From Distributions to Shareholders:
    Net investment income ................................................................             (11,788)             (10,145)

From Fund Share Transactions:
    Net increase (decrease) in net assets from Fund share transactions (Note 6) ..........             (52,313)              89,784
                                                                                             -----------------    -----------------
Total Net Increase (Decrease) in Net Assets ..............................................             (52,313)              89,784

Net Assets
    Beginning of period ..................................................................             239,725              149,941
                                                                                             -----------------    -----------------
    End of period ........................................................................   $         187,412    $         239,725
                                                                                             =================    =================

        The accompanying notes are an integral part of the financial statements.

64  U.S. Government Money Market Fund                            Specialty Funds

U.S. Government Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                            1997        1996        1995        1994        1993
                                                                         ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Period .................................   $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000
                                                                         ----------  ----------  ----------  ----------  ----------
Income From Investment Operations:
  Net investment income ..............................................        .0545       .0526       .0580       .0380       .0284
                                                                         ----------  ----------  ----------  ----------  ----------
Less Distributions:
  Net investment income ..............................................       (.0545)     (.0526)     (.0580)     (.0380)     (.0284)
                                                                         ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period .......................................   $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000
                                                                         ==========  ==========  ==========  ==========  ==========
Total Return (%) .....................................................         5.59        5.40        5.98        3.87        2.88

Ratios/Supplemental Data:
  Net Assets, end of period ($000 omitted) ...........................      187,412     239,725     149,941     112,077      95,410

  Ratios to average net assets (%):
    Operating expenses, net(a)........................................          .20         .25         .32         .57         .49
    Operating expenses, gross(a)......................................          .41         .50         .51         .57         .49
    Net investment income ............................................         5.44        5.27        5.82        3.91        2.85


(a) See Note 4 for current period amounts.

Specialty Funds                             U.S. Government Money Market Fund 65

Tax Free Money Market Fund

Statement of Net Assets

December 31, 1997

                                                                             Principal                    Date
                                                                              Amount                       of             Value
                                                                               (000)       Rate         Maturity*         (000)
                                                                             ---------    ------        ---------       ---------
Alabama - 0.8%
McIntosh, Alabama Industrial Development Board Pollution
  Control Revenue, daily demand                                             $    1,100    5.100%(1)     07/01/04        $   1,100
                                                                                                                        ---------
                                                                                                                            1,100
                                                                                                                        ---------
Alaska - 0.3%
City and Borough of Juneau, Alaska General Obligation Bonds (a)                    410    6.000         01/01/98              410
                                                                                                                        ---------
                                                                                                                              410
                                                                                                                        ---------
Arizona - 3.8%
Maricopa County, Arizona Industrial Development Authority Revenue,
  weekly demand                                                                    700    4.450(2)      10/01/04              700
Maricopa County, Arizona Pollution Control Revenue, weekly demand                4,000    3.700(2)      08/01/15            4,000
Pinal County, Arizona Industrial Development Authority Pollution
  Control Revenue, daily demand                                                    300    4.950(1)      12/01/09              300
                                                                                                                        ---------
                                                                                                                            5,000
                                                                                                                        ---------
Colorado - 5.4%
Colorado Housing Financial Authority, weekly demand                              1,150    4.250(2)      06/01/05            1,150
Colorado Multi-family Housing Financing Authority, Series A, weekly demand         175    4.275(2)      11/01/09              175
Moffat County, Colorado Pollution Control Revenue, daily demand (a)              1,500    5.100(1)      05/01/13            1,500
Smith Creek Metropolitan District, Colorado Revenue, weekly demand               4,200    4.200(2)      10/01/35            4,200
                                                                                                                        ---------
                                                                                                                            7,025
                                                                                                                        ---------
Delaware - 0.5%
Delaware Economic Development Authority Multi-family Revenue, weekly demand        650    3.900(2)      12/01/15              650
                                                                                                                        ---------
                                                                                                                              650
                                                                                                                        ---------
District of Columbia - 0.9%
District of Columbia General Obligation, Series B-3, daily demand                1,200    5.000(1)      06/01/03            1,200
                                                                                                                        ---------
                                                                                                                            1,200
                                                                                                                        ---------
Florida - 1.9%
Boca Raton, Florida Industrial Development Authority Revenue, weekly demand        425     4.525(2)     12/01/14              425
Lee County, Florida Industrial Development Authority Revenue, weekly demand        625     4.075(2)     04/01/10              625
Orange County, Florida Industrial Development Authority Revenue,
  weekly demand                                                                    950     4.000(2)     01/01/11              950
Palm Beach County, Florida Revenue, weekly demand (a)                              500     3.750(2)     03/01/27              500
                                                                                                                        ---------
                                                                                                                            2,500
                                                                                                                        ---------

66  Tax Free Money Market Fund                                   Specialty Funds

Tax Free Money Market Fund

December 31, 1997

                                                                                     Principal                      Date
                                                                                       Amount                        of       Value
                                                                                       (000)          Rate        Maturity*   (000)
                                                                                     ---------      -------       --------   -------
Georgia - 3.1%
DeKalb County, Georgia Housing Authority Multi-family Home Revenue,
  weekly demand                                                                      $     700       3.800%(2)    06/01/25   $   700
Georgia State Hospital Financing Authority Revenue, daily demand                           100       4.950(1)     03/01/01       100
Gwinnett County, Georgia Development Authority Revenue, weekly demand                    1,000       4.200(2)     03/01/17     1,000
Residential Apartments I Portfolio CERT Trust, 1996 Series A, weekly demand (d)            720       4.300(2)     12/01/02       720
Thomasville, Georgia Hospital Authority Revenue, weekly demand                           1,500       4.200(2)     11/01/17     1,500
                                                                                                                             -------
                                                                                                                               4,020
                                                                                                                             -------
Illinois - 11.3%
DeKalb, Illinois Industrial Development Revenue, weekly demand                             500       3.900(2)     02/01/01       500
East Peoria, Illinois Multi-family Housing Revenue, weekly demand                        1,920       4.400(2)     06/01/08     1,920
Illinois Development Finance Authority Revenue, quarterly demand                           700       3.900(4)     08/01/25       700
Illinois Development Finance Authority Revenue, weekly demand                            1,250       4.100(2)     09/01/26     1,250
Illinois Health Facilities Authority Revenue, quarterly demand                             450      10.375        01/01/98       450
Illinois Health Facilities Authority Revenue, Series B, weekly demand                      555       4.000(2)     10/01/15       555
Illinois Health Facilities Authority Revenue, Series B, weekly demand                      800       3.800(2)     08/15/22       800
Illinois Health Facilities Authority Revenue, Series C, weekly demand                    2,100       4.000(2)     10/01/15     2,100
McCook, Illinois Revenue St. Andrew Society Project, Series 96-A, weekly demand          4,800       4.100(2)     12/01/21     4,800
St. Clair County, Illinois Industrial Development Board Revenue, weekly demand           1,000       4.550(2)     10/01/15     1,000
Troy Grove, Illinois Revenue, weekly demand                                                750       4.867(2)     05/01/10       750
                                                                                                                             -------
                                                                                                                              14,825
                                                                                                                             -------
Indiana - 12.9%
Benton, Indiana Community School Corporation Tax Anticipation Warrants                   1,000       4.250        12/31/98     1,002
Calumet Township Lake County, Indiana Advancement Fund Notes,
  Series 1996-A, weekly demand                                                           1,525       4.150        01/15/98     1,525
Fort Wayne, Indiana Economic Development Revenue, weekly demand                          1,000       4.275(2)     12/01/03     1,000
Indiana Bond Bank Advance Funding Notes, quarterly demand                                1,000       4.000        01/21/98     1,000
Indiana Bond Bank Advance Funding Notes                                                  1,500       3.900        02/02/98     1,500
Indiana Health Facility Financing Authority Revenue, weekly demand                       3,000       4.000(2)     08/15/27     3,000
Jasper County, Indiana Pollution Control Revenue, daily demand                           1,500       5.100(1)     08/01/10     1,500
New Albany Floyd County, Indiana School Building Corporate Bond
  Anticipation Notes, semiannual demand                                                  1,000       3.950        09/01/98     1,000
Perry Township, Indiana Multi-School Building Corporation Revenue,
  semiannual demand                                                                      1,250       4.000        06/25/98     1,250
Princeton, Indiana Pollution Control Revenue, daily demand                               1,900       5.100(1)     03/01/19     1,900
Residential Apartments I Portfolio CERT Trust, 1996 Series A, weekly demand (d)            740       4.300(2)     12/01/02       740
Westfield-Washington, Indiana Schools Temporary Loan Warrants                            1,500       4.100        12/31/98     1,501
                                                                                                                             -------
                                                                                                                              16,918
                                                                                                                             -------
Iowa - 0.4%
Residential Apartments I Portfolio CERT Trust, 1996 Series A, weekly demand (d)            540       4.300(2)     12/01/02       540
                                                                                                                             -------
                                                                                                                                 540
                                                                                                                             -------

Specialty Funds                                    Tax Free Money Market Fund 67

Tax Free Money Market Fund

December 31, 1997

                                                                                 Principal                        Date
                                                                                  Amount                           of        Value
                                                                                  (000)           Rate          Maturity*    (000)
                                                                                ---------       -------         --------    -------
Kansas - 0.7%
Shawnee County, Kansas General Obligation, Series 1                             $     965        4.250%         02/01/98    $   965
                                                                                                                            -------
                                                                                                                                965
                                                                                                                            -------
Kentucky - 4.2%
Calloway County, Kentucky Fire Protection Area Development District 2,
  weekly demand                                                                     1,210        4.220(2)       12/01/31      1,210
Elsmere, Kentucky Industrial Building Revenue, quarterly demand                       535        3.900(4)       02/01/06        535
Elva-New Harmony-Oak Level, Kentucky Fire Protection District Area Development,
  Series A-1, weekly demand                                                         3,710        4.220(2)       12/01/31      3,710
                                                                                                                            -------
                                                                                                                              5,455
                                                                                                                            -------
Maine - 1.7%
Maine Health & Higher Educational Facilities Authority Revenue
  Series D, weekly demand (a)                                                       2,180        3.700(2)       12/01/25      2,180
                                                                                                                            -------
                                                                                                                              2,180
                                                                                                                            -------
Maryland - 4.4%
Anne Arundel County, Maryland Industrial Development, weekly demand                 2,260        3.900(2)       02/01/01      2,260
Maryland State Health & Higher Education Facility Authority Revenue,
  weekly demand                                                                     2,700        3.950(2)       07/01/27      2,700
Montgomery County, Maryland Industrial Development Revenue, monthly demand (a)        800        3.950(3)       04/01/14        800
                                                                                                                            -------
                                                                                                                              5,760
                                                                                                                            -------
Massachusetts - 2.3%
Brockton, Massachusetts Revenue Anticipation Notes                                  1,000        4.500          06/30/98      1,002
Falls River, Massachusetts Bond Anticipation Notes, semiannual demand               1,000        4.250          06/15/98      1,001
New England Education Loan Marketing Corp., Series C, semiannual demand             1,000        4.750          07/01/98      1,003
                                                                                                                            -------
                                                                                                                              3,006
                                                                                                                            -------
Michigan - 5.4%
Lansing, Michigan Economic Development Corp., semiannual demand                     2,000        3.850(5)       05/01/15      2,000
Livonia, Michigan Economic Development Corp., semiannual demand                       270        3.850(5)       11/15/04        270
McDonald Tax Exempt Mortgage Bond Trust, thirteen month demand (c)                    152        4.250(6)       01/15/09        152
Michigan State Job Development Authority Revenue, monthly demand                    1,100        3.800(3)       11/01/14      1,100
Northville, Michigan Economic Development Corporation, Ltd. Obligation
  Revenue, weekly demand                                                              500        4.275(2)       05/01/14        500
University of Michigan, University Revenue, Series A, daily demand                  3,100        5.100(1)       12/01/27      3,100
                                                                                                                            -------
                                                                                                                              7,122
                                                                                                                            -------

68  Tax Free Money Market Fund                                   Specialty Funds

Tax Free Money Market Fund

December 31, 1997

                                                                               Principal                       Date
                                                                                Amount                          of          Value
                                                                                 (000)         Rate          Maturity*      (000)
                                                                              ----------     ---------       ---------    --------
Minnesota - 3.2%
Burnsville, Minnesota Industrial Development Revenue, Series C, weekly demand  $     350       3.900%(2)     02/01/01     $    350
Mendota Heights, Minnesota Commercial Development, weekly demand                   1,580       4.250(2)      12/01/15        1,580
Minneapolis, Minnesota General Obligation, Series A, weekly demand                   800       4.140(2)      12/01/05          800
Moorehead, Minnesota Industrial Development Revenue, weekly demand                 1,390       4.000(2)      11/01/09        1,390
                                                                                                                          --------
                                                                                                                             4,120
                                                                                                                          --------
Mississippi - 0.3%
DeSoto County, Mississippi Industrial Development Revenue, weekly demand             400       4.867(2)      12/01/08          400
                                                                                                                          --------
                                                                                                                               400
                                                                                                                          --------
Missouri - 0.9%
Jackson County, Missouri Industrial Development Authority Recreational
  Facility Revenue, daily demand                                                     200       5.400(1)      11/01/16          200
Kansas City, Missouri Industrial Development Authority Hospital Revenue,
  weekly demand                                                                      260       4.000(2)      08/01/18          260
St. Louis, Missouri Industrial Development Authority Revenue, weekly demand          700       4.550(2)      08/30/99          700
                                                                                                                          --------
                                                                                                                             1,160
                                                                                                                          --------
Nevada - 0.1%
Henderson, Nevada Public Improvement Trust Housing Revenue, Series II-B,
    weekly demand                                                                    125       4.350(2)      08/01/26          125
                                                                                                                          --------
                                                                                                                               125
                                                                                                                          --------
New York - 2.7%
Lindenhurst, New York University Free School District Tax Anticipation Notes       1,000       4.250         06/24/98        1,001
Nassau County, New York Revenue Anticipation Notes, Series A                       1,000       4.250         03/10/98        1,001
North Hempstead, New York Bond Anticipation Notes, Series A                        1,500       4.000         01/29/98        1,500
                                                                                                                          --------
                                                                                                                             3,502
                                                                                                                          --------
Ohio - 5.0%
Buckeye, Ohio Tax-Exempt Mortgage Bond Trust, quarterly demand                       345       4.260(4)      02/01/05          345
Cincinnati & Hamilton County, Ohio Port Authority, quarterly demand                  335       3.700(4)      09/01/99          335
Citizens Federal Tax-Exempt Mortgage Bond Trust, semiannual demand                    55       3.600(5)      09/01/08           55
Clermont County, Ohio Economic Development Revenue, semiannual demand                405       3.800(5)      12/01/09          405
Clermont County, Ohio Economic Development Revenue, semiannual demand                210       3.800(5)      05/01/12          210
Cuyahoga County, Ohio Industrial Development Revenue, semiannual demand              160       3.850(5)      06/01/99          160
Franklin County, Ohio Industrial Development Revenue, semiannual demand              605       3.850(5)      04/01/15          605
Franklin County, Ohio Industrial Development Revenue, semiannual demand              150       3.880(5)      11/01/15          150
Mahoning County, Ohio Industrial Development Revenue, Series A, weekly demand          5       4.200(2)      10/01/00            5
Mahoning County, Ohio Industrial Development Revenue, Series B, weekly demand         45       4.200(2)      10/01/00           45
McDonald Tax Exempt Mortgage Bond Trust, thirteen month demand (c)                   711       4.250(6)      01/15/09          711


Specialty Funds                                    Tax Free Money Market Fund 69

Tax Free Money Market Fund

December 31, 1997

                                                                               Principal                           Date
                                                                                Amount                              of      Value
                                                                                 (000)           Rate           Maturity*   (000)
                                                                              ----------      ---------         ---------  --------
Ohio State Higher Educational Facilities Community College Revenue,
  weekly demand                                                               $     665         4.150%(2)        09/01/20  $   665
Scioto County, Ohio Health Care Facilities, semiannual demand                       690         3.850(5)         12/01/15      690
Stark County, Ohio Health Care Facilities, quarterly demand                       1,640         3.800(4)         09/15/16    1,640
Trumbull County, Ohio Industrial Development Revenue, weekly demand                 495         4.200(2)         04/01/04      495
                                                                                                                           -------
                                                                                                                             6,516
                                                                                                                           -------
Oklahoma - 1.8%
Muskogee, Oklahoma Industrial Development Revenue, weekly demand                  1,090         4.200(2)         12/01/15    1,090
Tulsa County, Oklahoma Industrial Development Authority Revenue,
  semiannual demand                                                               1,250         3.900(5)         12/15/08    1,250
                                                                                                                           -------
                                                                                                                             2,340
                                                                                                                           -------
Oregon - 0.6%
Hillsboro, Oregon Graduate Institute Revenue, weekly demand                         750         4.250(2)         08/01/11      750
                                                                                                                           -------
                                                                                                                               750
                                                                                                                           -------
Pennsylvania - 12.3%
Berks County, Pennsylvania Industrial Development Authority, weekly demand        1,050         4.275(2)         12/01/04    1,050
Commonwealth Tax-Exempt Mortgage Bond Trust, semiannual demand                      585         4.050(5)         11/01/05      585
Delaware County, Pennsylvania Industrial Development Authority Solid
  Waste Revenue, Series A, weekly demand                                            100         3.650(2)         12/01/18      100
Emmaus, Pennsylvania General Authority Revenue, weekly demand                       300         4.000(2)         12/01/28      300
McDonald Tax Exempt Mortgage Bond Trust, thirteen month demand (c)                  152         4.250(6)         01/15/09      152
Montgomery County, Pennsylvania Education & Health Authority Revenue,
  weekly demand                                                                   4,700         4.000(2)         08/01/21    4,700
Montgomery County, Pennsylvania Industrial Development Authority Revenue,
  weekly demand                                                                     500         4.250(2)         04/01/04      500
Norristown, Pennsylvania Tax & Revenue Anticipation Notes                         1,000         4.050            12/31/98    1,000
Pennsylvania State Higher Educational Revenue, quarterly demand                   1,500         3.800(4)         06/01/07    1,500
Philadelphia, Pennsylvania School District Tax & Revenue Anticipation Notes,
  annual demand                                                                   1,250         4.500            06/30/98    1,253
Sayre, Pennsylvania Health Care Facilities Authority Revenue, Series A,
  weekly demand (a)                                                                 200         3.650(2)         12/01/20      200
Schuylkill County, Pennsylvania Industrial Development Authority
  Residential Recovery Revenue, weekly demand                                     4,000         3.700(2)         12/01/02    4,000
Westmoreland County, Pennsylvania Industrial Development Authority Revenue,
  Series D, weekly demand                                                           755         3.900(2)         10/01/00      755
                                                                                                                           -------
                                                                                                                            16,095
                                                                                                                           -------

70  Tax Free Money Market Fund                                   Specialty Funds

Tax Free Money Market Fund

December 31, 1997

                                                                              Principal                         Date
                                                                                Amount                           of         Value
                                                                                (000)            Rate         Maturity*     (000)
                                                                              ----------     ------------   ------------- ---------
South Carolina - 1.4%
Anderson County, South Carolina Industrial Revenue, weekly demand             $     830          4.250%(2)       07/01/04 $    830
Richland County, South Carolina School District General Obligation,
  quarterly demand                                                                  750          4.800           03/01/98      751
South Carolina State Public Service Authority Revenue, Series B, annual
  demand (a)                                                                        205          5.000           01/01/99      207
                                                                                                                          --------
                                                                                                                             1,788
                                                                                                                          --------
South Dakota - 1.4%
Sioux Falls, South Dakota Industrial Development Revenue, weekly demand           1,775          4.250(2)        06/01/06    1,775
                                                                                                                          --------
                                                                                                                             1,775
                                                                                                                          --------
Tennessee - 1.8%
Franklin County, Tennessee Health & Educational Facilities Revenue,
  monthly demand                                                                  1,300          3.800(3)        09/01/10    1,300
Tennessee State General Obligation, quarterly demand                                300          5.000           03/01/98      301
Tennessee State General Obligation, quarterly demand                                750          5.500           03/01/98      752
                                                                                                                          --------
                                                                                                                             2,353
                                                                                                                          --------
Virginia - 1.6%
Harrisonburg, Virginia Redevelopment & Housing Multi-family Housing
  Revenue, quarterly demand                                                       1,000          3.700(4)        02/01/26    1,000
Norfolk, Virginia Industrial Development Authority Revenue, weekly demand         1,075          4.275(2)        03/01/16    1,075
                                                                                                                          --------
                                                                                                                             2,075
                                                                                                                          --------
Washington - 8.0%
Washington State Housing Financial Community Nonprofit Housing
  Revenue, daily demand                                                           4,830          5.100(1)        07/01/11    4,830
Washington State Housing Financial Community Nonprofit Housing
  Revenue, daily demand                                                           1,300          5.100(1)        01/01/21    1,300
Washington State Housing Financial Community Nonprofit Housing
  Revenue, daily demand                                                           4,350          4.750(1)        01/01/27    4,350
                                                                                                                          --------
                                                                                                                            10,480
                                                                                                                          --------
West Virginia - 0.8%
Marshall County, West Virginia Pollution Control Revenue, weekly demand           1,000          3.950(2)        03/01/26    1,000
                                                                                                                          --------
                                                                                                                             1,000
                                                                                                                          --------
Wisconsin - 2.2%
Clinton, Wisconsin Community School District Tax & Revenue
  Anticipation Notes, semiannual demand                                             775          4.240           08/31/98      775
Lodi, Wisconsin School District Tax & Revenue Anticipation Notes,
  semiannual demand                                                               1,000          3.990           10/15/98    1,000
Oregon, Wisconsin School District Tax & Revenue Anticipation Notes,
  semiannual demand                                                               1,100          4.220           09/16/98    1,101
                                                                                                                          --------
                                                                                                                             2,876
                                                                                                                          --------

Specialty Funds                                    Tax Free Money Market Fund 71

Tax Free Money Market Fund

December 31, 1997

                                                                               Principal                     Date
                                                                                Amount                        of            Value
                                                                                 (000)       Rate          Maturity*        (000)
                                                                              ----------   ---------      -----------     ---------
Wyoming - 1.3%
Lincoln County, Wyoming Pollution Control Revenue, daily demand (a)           $    1,700   4.900%(1)        11/01/24       $  1,700
                                                                                                                           --------
                                                                                                                              1,700
                                                                                                                           --------
Total Investments (amortized cost $137,731)(b) - 105.4%                                                                     137,731
Other Assets and Liabilities, Net - (5.4)%                                                                                   (7,006)
                                                                                                                           --------
Net Assets - 100.0%                                                                                                        $130,725
                                                                                                                           ========


(a) Bond is insured by AMBAC, FGIC, or MBIA.
(b) The cost for federal income tax purposes is the same as shown above.
(c) Multi-State bond issue including Michigan, Ohio, and Pennsylvania.
(d) Multi-State bond issue including Georgia, Indiana, and Iowa.

* All securities with a maturity date greater than thirteen months have a demand feature, or an optional or mandatory put, or are pre-refunded resulting in an effective maturity of thirteen months or less.

    Variable Rate:
    (1) Daily
    (2) Weekly
    (3) Monthly
    (4) Quarterly
    (5) Semiannual
    (6) Thirteen-month

        The accompanying notes are an integral part of the financial statements.

72  Tax Free Money Market Fund                                   Specialty Funds

Tax Free Money Market Fund

December 31, 1997

Quality Ratings as a % of Market Value ++
VMIG1 or SP-1                                         91%
  P1                                                   8
VMIG2                                                  1
                                                   -----
                                                     100%
                                                   =====

Economic Sector Emphasis as a % of Market Value
General Obligation                                    31%
Education Revenue                                     18
Industrial Revenue Bonds                              18
Housing Revenue                                       15
Healthcare Revenue                                     9
Pollution Control Revenue                              9
                                                   -----
                                                     100%
                                                   =====


++  VMIG1: The highest short-term municipal note credit rating given by Moody's
           Investors Services to notes with a demand feature which are of the "best quality."
    VMIG2: The highest short-term municipal note credit rating given by Moody's
           Investors Services to notes with a demand feature which are of "high quality."
    SP-1: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."
    P1: The highest tax-exempt commercial paper rating given by Moody's Investors Services to commercial paper with a "superior capacity for repayment."

        The accompanying notes are an integral part of the financial statements.

Specialty Funds                                   Tax Free Money Market Fund 73

Tax Free Money Market Fund

Statement of Assets and Liabilities

December 31, 1997

                                                                                                                    Amounts in
                                                                                                                 thousands (except
                                                                                                                 per share amount)
Assets
Investments at amortized cost which approximates market (Note 2) ............................................  $            137,731
Receivables:
    Interest ................................................................................................                 1,073
    Investments sold ........................................................................................                    50
                                                                                                               --------------------
       Total Assets .........................................................................................               138,854

Liabilities
Payables:
    Dividends .........................................................................  $              382
    Investments purchased .............................................................               7,703
    Accrued fees to affiliates (Note 4) ...............................................                  20
    Other accrued expenses ............................................................                  24
                                                                                         ------------------
       Total Liabilities ....................................................................................                 8,129
                                                                                                               --------------------
Net Assets ..................................................................................................  $            130,725
                                                                                                               ====================
Net Assets consist of:
Shares of beneficial interest ...............................................................................  $              1,307
Additional paid-in capital ..................................................................................               129,418
                                                                                                               --------------------
Net Assets ..................................................................................................  $            130,725
                                                                                                               ====================
Net Asset Value, offering and redemption price per share:
    ($130,724,586 divided by 130,724,586 shares of $.01 par value
    shares of beneficial interest outstanding) ..............................................................  $              1.00
                                                                                                               ====================

        The accompanying notes are an integral part of the financial statements.

74  Tax Free Money Market Fund                                   Specialty Funds

Tax Free Money Market Fund

Statement of Operations

For the Year Ended December 31, 1997

                                                                                                               Amounts in thousands
Investment Income:
    Interest...............................................................................................    $              4,092

Expenses (Notes 2 and 4):
    Management fees..................................................................    $              267
    Custodian fees...................................................................                    37
    Transfer agent fees..............................................................                    47
    Professional fees................................................................                     8
    Registration fees................................................................                    23
    Trustees' fees...................................................................                     4
    Miscellaneous....................................................................                    20
                                                                                         ------------------
    Expenses before reductions.......................................................                   406
    Expense reductions (Note 4)......................................................                  (107)
                                                                                         ------------------
       Total Expenses.......................................................................................                    299
                                                                                                               --------------------
Net investment income.......................................................................................                  3,793
                                                                                                               --------------------
Net increase in net assets resulting from operations........................................................   $              3,793
                                                                                                               ====================

        The accompanying notes are an integral part of the financial statements.

Specialty Funds                                   Tax Free Money Market Fund 75

Tax Free Money Market Fund

Statements of Changes in Net Assets

For the Years Ended December 31,

                                                                                                       Amounts in thousands
                                                                                                    1997                 1996
                                                                                              -----------------   -----------------
Increase (Decrease) in Net Assets
From Operations:
    Net investment income.................................................................    $           3,793   $           3,086
From Distributions to Shareholders:
    Net investment income.................................................................               (3,793)             (3,086)

From Fund Share Transactions:
    Net increase (decrease) in net assets from Fund share transactions (Note 6)...........               28,518              24,207
                                                                                              -----------------   -----------------
Total Net Increase (Decrease) in Net Assets...............................................               28,518              24,207

Net Assets
    Beginning of period...................................................................              102,207              78,000
                                                                                              -----------------   -----------------
    End of period.........................................................................    $         130,725   $         102,207
                                                                                              =================   =================

        The accompanying notes are an integral part of the financial statements.

76  Tax Free Money Market Fund                                   Specialty Funds

Tax Free Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                       1997         1996         1995        1994         1993
                                                                    ---------    ---------    ---------   ---------    ---------
Net Asset Value, Beginning of Period..............................  $  1.0000    $  1.0000    $  1.0000   $  1.0000    $  1.0000
                                                                    ---------    ---------    ---------   ---------    ---------
Income From Investment Operations:
    Net investment income.........................................      .0355        .0329        .0370       .0279        .0251
                                                                    ---------    ---------    ---------   ---------    ---------
Less Distributions:
    Net investment income.........................................     (.0355)      (.0329)      (.0370)     (.0279)      (.0251)
                                                                    ---------    ---------    ---------   ---------    ---------
Net Asset Value, End of Period....................................  $  1.0000    $  1.0000    $  1.0000   $  1.0000    $  1.0000
                                                                    =========    =========    =========   =========    =========
Total Return (%)..................................................       3.61         3.35         3.76        2.83         2.55
Ratios/Supplemental Data:
    Net Assets, end of period ($000 omitted)......................    130,725      102,207       78,000     100,819       68,154

    Ratios to average net assets (%):
       Operating expenses, net(a).................................        .28          .42          .48         .40          .43
       Operating expenses, gross(a)...............................        .38          .42          .48         .40          .43
       Net investment income......................................       3.55         3.28         3.69        2.84         2.52

(a) See Note 4 for current period amounts.

Specialty Funds                                   Tax Free Money Market Fund 77

Frank Russell Investment Company

Notes to Financial Statements

December 31, 1997

1. Organization

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 28 different investment portfolios, referred to as "Funds." These financial statements report on seven Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value. As of July 8, 1996, the Real Estate Securities and Emerging Markets Funds have available Class S and Class C shares. Each Class has equal rights as to assets and voting privileges. Investment income, realized and unrealized gains and losses and fund level expenses of a Fund are allocated on a pro rata basis to each Class, based on relative net assets of each Class to the total net assets of a Fund. Certain expenses may also be charged to an individual Class for services or fees that relate specifically to that particular Class. Class C shares are charged a 12b-1 distribution fee and a shareholder servicing fee of 0.40% and 0.25% of average daily net assets, respectively. Class S shares which are reported herein are charged no such fees. Class C shares are not available for purchase by new investors.

2. Significant Accounting Policies

   The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   Security valuation: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

   International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

   The Money Market, U.S. Government Money Market and the Tax Free Money Market Funds' portfolio investments are valued on the basis of "amortized cost," a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount/premium is assumed. All three Funds utilize the amortized cost valuation method in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended. Short-term investments maturing within 60 days of the valuation date held by Funds other than the Money Market, U.S. Government Money Market and Tax Free Money Market Funds are also valued at amortized cost unless the Board of Trustees determines that amortized cost does not represent fair value.

   Municipal investments of the Limited Volatility Tax Free Fund are appraised or priced by an independent pricing source, approved by the Board of Trustees, which utilizes information with respect to bond transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   Investment transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund. The Funds, except Limited Volatility Tax Free and Tax Free Money Market Funds, may lend portfolio securities but have not done so during the year ended December 31, 1997.

   Investment income: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions from Real Estate Investment Trusts ("REITs") owned by the Real Estate Securities Fund may have as their components dividend income, capital gains and/or returns of capital. Distributions that are deemed to be capital gains or returns

78  Notes to Financial Statements                                Specialty Funds

Frank Russell Investment Company
   of capital by the trusts are treated by the Fund, respectively, as an adjustment to its realized capital gains or its cost of the investment. The exact amount to be adjusted can be ascertained only at the end of each REIT's fiscal year when finally determined and reported by the various trusts.

   Amortization and accretion: Premiums and discounts for the Limited Volatility Tax Free Fund, all zero-coupon bond discounts, and original issue discounts are amortized/accreted for both tax and financial reporting purposes. All short-term premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   Federal income taxes: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal income tax provision was required for the Funds. From November 1, 1997 to December 31, 1997, the Emerging Markets Fund, U.S. Government Money Market Fund and Tax Free Money Market Fund incurred net realized capital losses of $8,399,434, $1,427 and $200, respectively. As permitted by tax regulations, the Emerging Markets Fund, U.S. Government Money Market Fund and Tax Free Money Market Fund intend to elect to defer this loss and treat it as arising in the year ending December 31, 1998.

   At December 31, 1997, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                               12/31/98    12/31/99    12/31/02     12/31/03     12/31/04       12/31/05    Totals
                                            ------------ ------------ ------------ ------------ ------------ ------------ ----------
Emerging Markets                            $       --   $       --   $       --   $3,235,981   $       --   $       --   $3,235,981
Limited Volatility Tax Free                     17,292      383,404      345,504      110,634       15,075           --      871,909
Money Market                                        --           --           --       42,906          814           --       43,720
U.S. Government Money Market                        --           --        1,309        4,913        3,331        1,570       11,123
Tax Free Money Market                               --           --           --           --           --        1,583        1,583


   The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes for certain Funds as of December 31, 1997 were as follows:

                                                                        Gross                 Gross                 Net
                                              Federal Tax            Unrealized            Unrealized           Appreciation
                                                 Cost               Appreciation         (Depreciation)        (Depreciation)
                                          ----------------      -----------------      ------------------     ----------------
    Real Estate Securities                $    486,894,747      $     127,390,181      $       (1,379,746)    $    126,010,435
     Emerging Markets                          334,674,670             87,894,962             (95,982,863)          (8,087,901)
    Equity T                                    99,707,828             15,396,605              (1,061,219)          14,335,386
    Limited Volatility Tax Free                 84,143,698              1,398,324                     (92)           1,398,232


   Redemption fees: In general, shares of the Equity T Fund may be redeemed at net asset value. However, upon the redemption or exchange of shares held by shareholders of the Fund, a redemption fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is included in additional paid-in capital in the accompanying Statement of Assets and Liabilities.

   Dividends and distributions to shareholders: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid monthly for the Limited Volatility Tax Free Fund; quarterly for the Real Estate Securities Fund and annually for the Equity T and Emerging Markets Funds. The Money Market, U.S. Government Money Market and Tax Free Money Market Funds declare and record dividends daily and pay them monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

Specialty Funds                                Notes to Financial Statements 79

Frank Russell Investment Company

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   The following reclassifications have been made to reflect activity for the year ended December 31, 1997:

                                      Undistributed             Accumulated
                                      Net Investment            Net Realized
                                         Income                  Gain (Loss)
                                    -----------------        -----------------
    Emerging Markets                $       1,576,364        $      (1,576,364)
    Limited Volatility Tax Free                23,730                  (23,730)


   Expenses: The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Manager"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all funds principally based on their relative net assets. In addition, Class C shares will pay 12b-1 and shareholder servicing fees along with other expenses that may be attributable to that Class.

   Deferred organization expenses: Organization and initial registration costs of the Emerging Markets and Equity T Funds have been deferred and are being amortized over 60 months on a straight-line basis.

   Repurchase agreements: The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of underlying securities as collateral. Each Fund's Money Manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The Money Manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%.

   Foreign currency translations: The books and records of the Emerging Markets Fund are maintained in U.S. dollars. Foreign currency amounts and transactions of the Fund are translated into U.S. dollars on the following basis:

       (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

       (b) Outstanding purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

   It is not practical to isolate that portion of the results of operations of the Emerging Markets Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, certain Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options,

80  Notes to Financial Statements                                Specialty Funds

Frank Russell Investment Company
   futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Emerging Markets Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Emerging Markets Fund may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of its contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at December 31, 1997, are presented on the Statement of Net Assets for the Fund.

   Investment in emerging markets: Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

   Futures Contracts: The Equity T Fund utilizes futures to equitize liquidity reserve balances. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3. Investment Transactions

   Securities: During the year ended December 31, 1997, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                   Purchases              Sales
                                 -------------       -------------
    Real Estate Securities       $ 325,390,002       $ 243,461,211
    Emerging Markets               240,855,988         156,399,882

                                   Purchases              Sales
                                 -------------       -------------
    Equity T                     $  92,490,574       $  21,079,906
    Limited Volatility              45,644,218          28,716,378


   Money Market purchases, sales and maturities of securities (excluding U.S. Government and Agency obligations and repurchase agreements) were $15,917,258,789, $127,997,923, and $15,309,791,630 respectively. Purchases, sales and maturities of U.S. Government and Agency obligations (excluding repurchase agreements) were $5,002,344, $11,123,599 and $53,900,000, respectively.

   U.S. Government Money Market purchases, sales and maturities of U.S. Government and Agency obligations (excluding repurchase agreements) were $955,120,727, $963,692 and $1,000,502,348, respectively.

   Tax Free Money Market purchases, sales and maturities of short-term tax exempt obligations were $424,913,501, $331,020,700 and $61,592,200, respectively.

Specialty Funds                                 Notes to Financial Statements 81

Frank Russell Investment Company

   Futures Contracts: Fund transactions in futures contract purchases for the year ended December 31, 1997 were as follows:

    Equity T                                      Futures Contracts
                                         ---------------------------------
                                                            Aggregate
                                           Number of       Face Value of
                                           Contracts       Contracts (1)
                                         -------------   -----------------
    Outstanding December 31, 1996                   --   $              --
    Opened                                          32          11,902,673
    Closed                                         (22)         (9,485,923)
                                         -------------   -----------------
    Outstanding December 31, 1997                   10   $       2,416,750
                                         =============   =================


   (1) The aggregate face value of contracts is computed on the date each contract was opened.

4. Related Parties

   Manager: FRIMCo operates and administers all of the Funds which comprise the Investment Company, and manages the Money Market and the U.S. Government Money Market Funds. FRIMCo is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   For the year ended December 31, 1997, the management fee paid to the FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $11,961,647 before waivers. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the table below, of the average daily net assets of the applicable Fund.

                                         Annual Rate
                                        -------------
    Real Estate Securities                  0.85%
    Emerging Markets                        1.20
    Equity T                                0.75
    Limited Volatility Tax Free             0.50

                                         Annual Rate
                                        -------------
    Money Market                            0.25%
    Tax Free Money Market                   0.25
    U.S. Government Money Market            0.25


   The management contract also provides that if any Fund's expenses (exclusive of interest and taxes) exceed specified limits imposed by the Manager on an annual basis, such excess will be paid by FRIMCo. The Manager has voluntarily agreed to waive a portion of its 1.20% management fee for the Emerging Markets Fund, to the extent total fund level expenses for the Fund exceed 1.95% of its average daily net assets on an annual basis. There were no waivers by the Manager for the year ended December 31, 1997.

   The Manager has voluntarily agreed to waive a portion of its 0.75% management fee for the Equity T Fund, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.00% of the Fund's average daily net assets on an annual basis. In addition, the Manager has voluntarily agreed to reimburse the Fund for any remaining Fund operating expenses after the Manager waivers which exceed 1.00% of the Fund's average daily net assets on an annual basis. The amount of such waiver for the year ended December 31, 1997 was $45,669.

   Effective January 1, 1997, the Manager has voluntarily agreed to waive 0.10% management fee for the Tax Free Money Market Fund. The amount of such waiver for the year ended December 31, 1997 was $106,776.

   Effective September 1, 1997, the Manager has voluntarily agreed to waive 0.13% of its management fee for the U.S. Government Money Market Fund. Prior to September 1, 1997, the Manager voluntarily agreed to waive .25% of its management fee. The amount of such waivers for the year ended December 31, 1997 was $463,787.

   Effective October 15, 1997, the Manager has voluntarily agreed to waive 0.15% of its 0.25% management fee for the Money Market Fund. Prior to October 15, 1997, the Manager voluntarily agreed to waive its 0.25% management fee. The amount of such waivers for the year ended December 31, 1997 was $1,661,140.

82  Notes to Financial Statements                                Specialty Funds

Frank Russell Investment Company

   Effective October 15, 1997, FRIMCo began calculating its management fee based on average daily net assets for each Fund less any management fee incurred on assets invested in the Money Market Fund (see Note 5) thereby eliminating any duplication at fees. Prior to October 15, 1997, FRIMCo calculated its management fee based on average daily net assets for each Fund , which may have included an investment in the Money Market Fund. Prior to October 15, 1997, the Money Market Fund waived all management fees.

   Bookkeeping services: Fees for bookkeeping and analytics services provided to the Funds are paid or accrued to Frank Russell Company, an affiliate of the Investment Company. Frank Russell Company provides its Portfolio Verification System ("PVS") and TruVP System to the Real Estate Securities, Emerging Markets and Equity T Funds, pursuant to a written Service Agreement. The PVS computerized database system records detailed transactions data for each of the Funds necessary to prepare various financial and Internal Revenue Service accounting reports, whereas the TruVP System provides analytics used by the investment department. Total fees for the year ended December 31, 1997 for the Real Estate Securities, Emerging Markets and Equity T Funds were $47,480. The PVS system portion of the service agreement was terminated during 1997.

   Transfer agent: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the year ended December 31, 1997 were $1,313,018.

   Distributor and shareholder servicing: The Investment Company has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class C Shares subject to the Distribution Plan.

   The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo to promote and offer shares of Class S and Class C of the Investment Company Funds. The Distributor may enter into sub-distribution agreements with other non-affiliated parties (the "Selling/Servicing Agents"). The amounts paid to the Distributor for distribution services relating to Class C are included in the accompanying Statements of Operations. The Distributor receives no compensation from the Investment Company for its services relating to distributions of the Class S Shares.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which it may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C Shares of the Funds. The amounts paid to the Distributor for shareholder services relating to Class C are included in the accompanying Statements of Operations.

   The 12b-1 Fee payments shall not exceed .75% of the average daily net assets of a Fund's Class C Shares on an annual basis. Currently the Board of Trustees has determined to assess a 12b-1 Fee equal to .40% of the average daily net assets. The shareholder servicing payments shall not exceed .25% of the average daily net assets of a Fund's Class C Shares on an annual basis. The Investment Company does not pay for unreimbursed expenses of the Distributor including amounts expended by the Distributor in excess of amounts received by it from the Investment Company interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or more from future payments made by the Investment Company under the Distribution plan.

   Accrued fees payable to affiliates as of December 31, 1997 were as follows:

                                                                                      Shareholder
                                                                                      Servicing &
                                      Management      Bookkeeping       Transfer      Distribution
                                           Fees       Service Fees     Agent Fees         Fees           Totals
                                     --------------  --------------  --------------  -------------   --------------
    Real Estate Securities           $      429,980  $        6,645  $       83,509  $         577   $      520,711
    Emerging Markets                        335,317          14,274          42,272           --            391,863
    Equity T                                 62,439           2,929           3,789           --             69,157
    Limited Volatility Tax Free              34,392              --           5,889           --             40,281
    Money Market                             81,926              --              --           --             81,926
    U.S. Government Money Market             19,732              --           9,448           --             29,180
    Tax Free Money Market                    15,903              --           4,453           --             20,356
                                     --------------  --------------  --------------  -------------   --------------
                                     $      979,689  $       23,848  $      149,360  $         577   $    1,153,474
                                     ==============  ==============  ==============  =============   ==============

Specialty Funds                                Notes to Financial Statements 83

Frank Russell Investment Company

   Board of Trustees: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $20,000 per year plus out-of-pocket expenses. Total Trustee expenses were $101,243 for the year ended December 31, 1997, and were allocated to each Fund and Class, where appropriate, on a pro rata basis, including 21 other affiliated funds not presented herein.

5. Money Market Fund

   The Real Estate Securities, Emerging Markets and Equity T Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund. As of December 31, 1997, $46,167,000 of the Money Market Fund's net assets represents investments by these Funds and $661,765,000 represents the investments of other affiliated Funds not presented herein.

6. Fund Share Transactions

   Share transactions for each Class of shares for the years ended December 31, were as follows:

                                                           Shares                                   Dollars
                                           --------------------------------------   ---------------------------------------
                                                  1997                 1996                1997                 1996
                                           ------------------   -----------------   ------------------   -----------------
    Real Estate Securities
       Class S
       Proceeds from shares sold                    7,684,555           5,017,237   $      230,371,098   $     125,244,724
       Proceeds from reinvestment
         of distributions                           1,795,828           1,176,858           53,609,700          30,943,033
       Payments for shares redeemed                (4,804,495)         (3,303,765)        (145,560,311)        (84,501,911)
                                           ------------------   -----------------   ------------------   -----------------
       Net increase (decrease)                      4,675,888           2,890,330          138,420,487          71,685,846
                                           ------------------   -----------------   ------------------   -----------------
       Class C*
       Proceeds form shares sold                       10,282               3,474              312,091              92,731
       Proceeds from reinvestment
         of distributions                                   2                   1                   56                  16
       Payments for shares redeemed                    (1,234)                 --              (38,088)                 --
                                           ------------------   -----------------   ------------------   -----------------
       Net increase (decrease)                          9,050               3,475              274,059              92,747
                                           ------------------   -----------------   ------------------   -----------------
       Total net increase (decrease)                4,684,938           2,893,805   $      138,694,546   $      71,778,593
                                           ==================   =================   ==================   =================
    Emerging Markets
       Class S
       Proceeds from shares sold                   14,335,518          10,179,422   $      190,158,016   $     124,450,513
       Proceeds from reinvestment
         of distributions                             247,790             256,419            3,101,136           3,073,769
       Payments for shares redeemed                (8,321,103)         (3,913,806)        (108,152,054)        (48,141,914)
                                           ------------------   -----------------   ------------------   -----------------
       Total net increase (decrease)                6,262,205           6,522,035   $       85,107,098   $      79,382,368
                                           ==================   =================   ==================   =================

   Equity T
       Proceeds from shares sold                    6,151,525           1,875,109   $       77,850,485   $      19,221,884
       Proceeds from reinvestment
         of distributions                              32,047               4,338              433,594              44,985
       Payments for shares redeemed                  (165,627)               (450)          (2,158,852)             (4,671)
                                           ------------------   -----------------   ------------------   -----------------
       Total net increase (decrease)                6,017,945           1,878,997   $       76,125,227   $      19,262,198
                                           ==================   =================   ==================   =================

* Share transactions for Class C for the period November 4, 1996 (commencement of sale of shares) to December 31, 1996.

84  Notes to Financial Statements                                Specialty Funds

Frank Russell Investment Company

                                                            Shares                                  Dollars
                                           --------------------------------------   --------------------------------------
                                                  1997                 1996                1997                 1996
                                           ------------------   -----------------   ------------------   -----------------
    Limited Volatility Tax Free
       Proceeds from shares sold                    2,531,242           1,424,169   $       53,259,367   $      30,027,835
       Proceeds from reinvestment
         of distributions                             103,927              84,366            2,187,639           1,775,094
       Payments for shares redeemed                (1,870,802)         (1,357,561)         (39,334,693)        (28,634,470)
                                           ------------------   -----------------   ------------------   -----------------
       Total net increase (decrease)                  764,367             150,974   $       16,112,313   $       3,168,459
                                           ==================   =================   ==================   =================

                                                  On a Constant Dollar Basis
                                                  1997                 1996
                                           ------------------   -----------------
    Money Market
       Proceeds from shares sold                8,643,687,722       5,832,269,612
       Proceeds from reinvestment
         of distributions                           1,300,153              90,874
       Payments for shares redeemed            (8,215,637,307)     (5,869,071,366)
                                           ------------------   -----------------
       Total net increase (decrease)              429,350,568         (36,710,880)
                                           ==================   =================
    U.S. Government Money Market
       Proceeds from shares sold                  667,733,205         695,162,232
       Proceeds from reinvestment
         of distributions                           9,531,602           7,499,618
       Payments for shares redeemed              (729,577,537)       (612,878,224)
                                           ------------------   -----------------
       Total net increase (decrease)              (52,312,730)         89,783,626
                                           ==================   =================
    Tax Free Money Market
       Proceeds from shares sold                  267,746,557         214,968,815
       Proceeds from reinvestment
         of distributions                           1,922,212           1,064,604
       Payments for shares redeemed              (241,151,219)       (191,826,042)
                                           ------------------   -----------------
       Total net increase (decrease)               28,517,550          24,207,377
                                           ==================   =================


   There was no activity for Class C shares for the Emerging Markets Fund.

7. Dividends

   On February 2, 1998, the Board of Trustees declared the following dividend from net investment income payable on February 10, 1998, to shareholders of record on February 3, 1998:

   Limited Volatility Tax Free             $    0.067

8. Beneficial Interest

   The following Funds or Class of shares have one or more shareholders with an interest greater than 10% of the total outstanding shares as of December 31, 1997: Money Market 18.2% and 14.4%, Emerging Markets 13.7%, Equity T 15.4% and 13.9%, Tax Free Money Market 48.3%, Real Estate Securities - Class 5 11.5%, and Real Estate Securities - Class C 99.8%.

Specialty Funds                                Notes to Financial Statements 85

Report of Independent Accountants



To the Shareholders and Board
of Trustees of Frank Russell Investment Company:

We have audited the accompanying statements of assets and liabilities and statements of net assets of each of the series of Frank Russell Investment Company (in this report comprised of Real Estate Securities, Emerging Markets, Equity T, Limited Volatility Tax Free, Money Market, U.S. Government Money Market, and Tax Free Money Market (the "Funds")), as of December 31, 1997, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds enumerated above as of December 31, 1997, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with generally accepted accounting principles.

Boston, Massachusetts
February 17, 1998

                                         /s/ Coopers & Lybrand LLP

86  Report of Independent Accountants                            Specialty Funds

Frank Russell Investment Company

Tax Information

December 31, 1997 (Unaudited)



Pursuant to Section 852 of the Internal Revenue Code, the Fund designates the following amount as long-term capital gain dividends for its taxable year ended December 31, 1997:

                                         Total Long-Term             20%
                                         Capital Gains         Capital Gains
                                       ------------------   -----------------
    Real Estate Securities             $       28,736,083   $      11,407,632


Specialty Funds                                              Tax Information 87

Frank Russell Investment Company
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627--7001


Trustees
  George F. Russell, Jr., Chairman
  Lynn L. Anderson
  Paul E. Anderson
  Paul Anton, PhD
  William E. Baxter
  Lee C. Gingrich
  Eleanor W. Palmer

Officers
  Lynn L. Anderson, President and Chief Executive Officer
  Peter Apanovitch, Manager of Short Term Investment Funds
  George W. Weber, Treasurer and Chief Accounting Officer
  Randall P. Lert, Director of Investments
  Karl Ege, Secretary and General Counsel

Manager and Transfer Agent
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, WA 98402

Consultant
  Frank Russell Company
  909 A Street
  Tacoma, WA 98402

Money Managers
Real Estate Securities
  AEW Capital Management, L.P., Boston, MA
  Cohen & Steers Capital Management, New York, NY

Emerging Markets
  Genesis Asset Managers, Ltd., London, England
  J.P. Morgan Investment Management, Inc., New York, NY
  Montgomery Asset Management, L.P., San Francisco, CA

Equity T Fund
  J.P. Morgan Investment Management, Inc., New York, NY

Limited Volatility Tax Free
  MFS Institutional Advisors, Inc., Boston, MA
  T. Rowe Price Associates, Inc., Baltimore, MD

Money Market
  Frank Russell Investment Management Co., Tacoma, WA

U.S. Government Money Market
  Frank Russell Investment Management Co., Tacoma, WA

Tax Free Money Market
  Weiss, Peck & Greer, L.L.C., New York, NY

Custodian
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, MA 02171

Office of Shareholder Inquiries
  909 A Street
  Tacoma, WA 98402
  (800) RUSSEL4
  (800) 787-7354

Legal Counsel
  Stradley, Ronon, Stevens & Young, LLP
  2600 - One Commerce Square
  Philadelphia, PA 19103--7098

Independent Accountants
  Coopers & Lybrand L.L.P.
  One Post Office Square
  Boston, MA 02109

Distributor
  Russell Fund Distributors, Inc.
  909 A Street
  Tacoma, WA 98402

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

88  Manager, Money Managers and Service Providers                Specialty Funds

                                                [LOGO OF RUSSELL]


                                                FRANK RUSSELL INVESTMENT COMPANY

                                                909 A Street
                                                Tacoma, WA 98402
                                                800-832-6688

                                                IN13(198)SPEC